SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     -----

         File No. 2-91229:

         Pre-Effective Amendment No.____

         Post-Effective Amendment No._19_                              X
                                                                     -----
                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
                                                                     -----

         File No. 811-4025:

         Amendment No._20_


         AMERICAN CENTURY MUNICIPAL TRUST
         (Exact Name of Registrant as Specified in Charter)

         4500 Main Street, P.O. Box 419200, Kansas City, MO 64141-6200 (Address of Principal Executive Offices)

         Registrant's Telephone Number, including Area Code:  816-531-5575

         Douglas A. Paul
         Vice President and
         Associate General Counsel
         1665 Charleston Road, Mountain View, CA  94043
         (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Immediately, upon effectiveness (first offered 8/1/84)

It is proposed that this filing become effective:

   _____ immediately upon filing pursuant to paragraph (b) of Rule 485
   _____ on (date) pursuant to paragraph (b) of Rule 485
   _____ 60 days after filing pursuant to paragraph (a) of Rule 485
   _____ on (date) pursuant to paragraph (a)(1) of Rule 485
   __X__ 75 days after filing pursuant to paragraph (a) (2) of Rule 485
   _____ on (date) pursuant to paragraph (a)(2) of Rule 485

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Registrant has elected to register an indefinite number of shares of beneficial interest under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. On July 17, 1996, the Registrant filed a Rule 24f-2 Notice on Form 24f-2 with respect to its fiscal year ended May 31, 1996.

This Post-Effective Amendment is being filed to add the American Century-Benham Limited-Term Tax-Free Fund to the Trust's Registration Statement. The Prospectus for the American Century Benham Arizona Intermediate-Term Municipal, American Century Benham Florida Municipal Money Market, American Century Benham Florida Intermediate-Term Municipal, American Century Benham Tax-Free Money Market, American Century Benham Intermediate-Term Tax-Free and American Century Benham Long-Term Tax-Free Funds is not being filed in this Post-Effective Amendment and is incorporated herein by reference.

                        AMERICAN CENTURY MUNICIPAL TRUST
                    1933 Act Post-Effective Amendment No. 19
                            1940 Act Amendment No. 20

                           AMERICAN CENTURY - BENHAM
                           LIMITED-TERM TAX-FREE FUND

                                    FORM N-1A
                              CROSS-REFERENCE SHEET

PART A:  PROSPECTUS

ITEM      PROSPECTUS CAPTION

1         Cover Page

2         Transaction and Operating Expense Table

3         Financial Highlights, Performance Advertising

4 Management, Further Information About American Century, Investment Objective of the Fund, Investment Policies of the Fund, Risk Factors and Investment Techniques, Other Investment Practices, Their Characteristics and Risks

5         Management

5A        Not Applicable

6 Further Information About American Century, How to Redeem Shares, Cover Page, Distributions, Taxes

7 Cover Page, Distribution of Fund Shares, How to Open an Account, Share Price, Transfer and Administrative Services

8         How to Redeem Shares, Transfer and Administrative Services

9         Not Applicable



PART B:  STATEMENT OF ADDITIONAL INFORMATION

ITEM      STATEMENT OF ADDITIONAL INFORMATION CAPTION

10        Cover Page

11        Table of Contents

12        Not Applicable

13 Investment Policies and Techniques, Investment Restrictions, Portfolio Transactions

14        Trustee and Officers

15        Additional Purchase and Redemption Information, Trustees and Officers

16 Investment Advisory Services, Transfer and Administrative Services, Expense Limitation Agreement, About the Trust

17        Portfolio Transactions

18        About the Trust

19 Additional Purchase and Redemption Information, Valuation of Portfolio Securities

20        Taxes

21        Additional Purchase and Redemption Information

22        Performance

23        Cover Page

                                   PROSPECTUS


                             [american century logo]
                                    American
                                  Century(sm)

                              ______________, 1997

                                     BENHAM
                                    GROUP(R)

                              Limited-Term Tax-Free


                                 [front cover]


                          AMERICAN CENTURY INVESTMENTS
                                 FAMILY OF FUNDS

American Century Investments offers you nearly 70 fund choices covering stocks, bonds, money markets, specialty investments and blended portfolios. To help you find the funds that may meet your investment needs, American Century funds have been divided into three groups based on investment style and objectives. These groups, which appear below, are designed to help simplify your fund decisions.

                          AMERICAN CENTURY INVESTMENTS

   Benham Group           American Century Group      Twentieth Century(R) Group

 MONEY MARKET FUNDS         ASSET ALLOCATION &               GROWTH FUNDS
GOVERNMENT BOND FUNDS         BALANCED FUNDS              INTERNATIONAL FUNDS
DIVERSIFIED BOND FUNDS   CONSERVATIVE EQUITY FUNDS
 MUNICIPAL BOND FUNDS        SPECIALTY FUNDS

Limited-Term Tax-Free




                                   PROSPECTUS
                            __________________, 1997

                              Limited-Term Tax-Free

                        AMERICAN CENTURY MUNICIPAL TRUST

American Century Municipal Trust is a part of American Century Investments, a family of funds that includes nearly 70 no-load mutual funds covering a variety of investment opportunities. One of the funds from our Benham Group that invests in various types of municipal securities American Century-Benham Limited-Term Tax-Free Fund (the "Fund"), is described in this Prospectus. Its investment objective is listed on page 2 of this Prospectus. The other funds are described in separate prospectuses.

American Century offers investors a full line of no-load funds, investments that have no sales charges or commissions.

This Prospectus gives you information about the Fund that you should know before investing. Please read this Prospectus carefully and retain it for future reference. Additional information is included in the Statement of Additional Information dated ___________, 1997, and filed with the Securities and Exchange Commission ("SEC"). It is incorporated into this Prospectus by reference. To obtain a copy without charge, call or write:

                          American Century Investments
                       4500 Main Street o P.O. Box 419200
                Kansas City, Missouri 64141-6200 o 1-800-345-2021
                        International calls: 816-531-5575
                     Telecommunications Device for the Deaf:
                   1-800-634-4113 o In Missouri: 816-753-1865
                        Internet: www.americancentury.com

Additional   information,   including  this  Prospectus  and  the  Statement  of
Additional Information, may be obtained by accessing the Web site maintained by the SEC (www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





                        INVESTMENT OBJECTIVE OF THE FUND

AMERICAN CENTURY - BENHAM
LIMITED-TERM TAX-FREE FUND

Limited-Term Tax-Free Fund seeks income generally exempt from regular federal income taxes. The Fund intends to pursue its investment objective by investing in tax-free bonds and maintaining a weighted average maturity of five years or less.

AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT.

There is no assurance that the Fund will achieve its investment objective.

NO PERSON IS AUTHORIZED BY THE FUND TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATION OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY OR ON BEHALF OF THE FUND, AND YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.

                                TABLE OF CONTENTS

Transaction and Operating Expense Table........................................4
Financial Highlights...........................................................5

INFORMATION REGARDING THE FUND

Investment Policies of the Fund...............................................11
Portfolio Investment Quality and Maturity
     Guidelines...............................................................13
Risk Factors and Investment Techniques........................................14
     Basic Fixed Income Investment Risks......................................14
          Interest Rate Risk..................................................14
          Credit Risk.........................................................14
          Liquidity Risk......................................................14
         Concentration Risk...................................................14
          Call Risk...........................................................15
     Municipal Securities.....................................................15
     Tax-Exempt Securities....................................................16
Other Investment Practices, Their Characteristics and Risks...................17
     Portfolio Turnover.......................................................17
     When-Issued and Forward Commitment Agreement.............................17
     Interest Rate Futures Contracts and Options Thereon......................17
     Rule 144A Securities.....................................................18
     Cash Management..........................................................18
     Other Techniques.........................................................18
Performance Advertising.......................................................19

HOW TO INVEST WITH AMERICAN CENTURY INVESTMENTS

American Century Investments..................................................20
Investing in American Century.................................................20
How to Open an Account........................................................20
     By Mail..................................................................20
     By Wire..................................................................20
     By Exchange..............................................................21
     In Person................................................................21
   Subsequent Investments.....................................................21
     By Mail..................................................................21
     By Telephone.............................................................21
     By Online Access.........................................................21
     By Wire..................................................................21
     In Person................................................................21
   Automatic Investment Plan..................................................21
How to Exchange from One Account to Another...................................21
     By Mail .................................................................22
     By Telephone.............................................................22
     By Online Access.........................................................22
How to Redeem Shares..........................................................22
     By Mail..................................................................22
     By Telephone ............................................................22
     By Check-A-Month.........................................................22
     Other Automatic Redemptions..............................................22
   Redemption Proceeds........................................................22
     By Check.................................................................22
     By Wire and ACH..........................................................22
   Redemption of Shares in Low-Balance Accounts...............................23
Signature Guarantee...........................................................23
Special Shareholder Services..................................................23
     Automated Information Line...............................................23
     Online Account Access....................................................23
     Open Order Service.......................................................24
     Tax-Qualified Retirement Plans...........................................24
Important Policies Regarding Your Investments.................................24
Reports to Shareholders.......................................................25
Employer-Sponsored Retirement Plans and
   Institutional Accounts.....................................................26

ADDITIONAL INFORMATION YOU SHOULD KNOW

Share Price...................................................................27
   When Share Price Is Determined.............................................27
   How Share Price Is Determined..............................................27
   Where to Find Information About Share Price................................28
Distributions.................................................................28
Taxes.........................................................................28
   Tax-Deferred Accounts......................................................28
   Taxable Accounts...........................................................28
   Special Tax Information....................................................29
   Municipal Securities.......................................................30
   Alternative Minimum Tax Liability..........................................30
Management....................................................................31
   Investment Management......................................................31
   Code of Ethics.............................................................31
   Transfer and Administrative Services.......................................32
Distribution of Fund Shares...................................................32
Further Information About American Century....................................32


                     TRANSACTION AND OPERATING EXPENSE TABLE

                                                    Limited-Term Tax-Free

SHAREHOLDER TRANSACTION EXPENSES:

                  Maximum Sales Load Imposed
                     on Purchases ........................  none

                  Maximum Sales Load Imposed
                     on Reinvested Dividends .............  none

                  Deferred Sales Load ....................  none

                  Redemption Fee(1) ......................  none

                  Exchange Fee ...........................  none

ANNUAL FUND OPERATING EXPENSE:(2)
(as a percentage of net assets)

                  Management Fees(3) .....................  0.55%

                  12b-1 Fees .............................  none

                  Other Expenses(4) ......................  0.00%

                  Total Fund Operating Expenses ..........  0.55%

EXAMPLE:

You would pay the following
expenses on a $1,000 invest-                     1 year         6
ment, assuming a 5% annual                       3 years       18
return and redemption at                         5 years       31
the end of each time period:                    10 years       69


(1)  Redemption proceeds sent by wire are subject to a $10 processing fee.

(2) The management fees, other expenses and total operating expenses have been restated to reflect current expenses.

(3) A portion of the management fee may be paid by the Fund's Manager to unaffiliated third parties who provide recordkeeping and administrative services that would otherwise be performed by an affiliate of the Manager. See "Management - Transfer and Administrative Services," page __.

(4) Other expenses, the fees and expenses (including legal counsel fees) of those Trustees who are not "interested persons" as defined in the Investment Company Act of 1940, were 0.0014 of 1% of average net assets for the most recent fiscal year.



The Fund pays American Century Investment Management, Inc. (the "Manager") investment management fees equal to an annualized percentage of the Fund's average daily net assets.

The purpose of the above table is to help you understand the various costs and expenses that you, as a shareholder, will bear directly or indirectly in connection with an investment in the shares of the Fund offered by this Prospectus. The example set forth above assumes reinvestment of all dividends and distributions and uses a 5% annual rate of return as required by SEC regulations.

NEITHER THE 5% RATE OF RETURN NOR THE EXPENSES SHOWN ABOVE SHOULD BE CONSIDERED INDICATIONS OF PAST OR FUTURE RETURNS AND EXPENSES. ACTUAL RETURNS AND EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




                              FINANCIAL HIGHLIGHTS
                 (For a Share Outstanding Throughout the Period)


                                                                                                                     March 1, 1993
                                                                         Years ended October 31,                 (inception) through
                                                ------------------------------------------------------------------------------------
                                                               1996                 1995                 1994      October 31, 1993
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period .........................        $        10.09       $         9.95       $        10.04       $        10.00
                                                        -----------          -----------          -----------          -----------

Income from
Investment Operations

  Net Investment Income .....................                   .43                  .44                  .36                  .21

  Net Realized and Unrealized
  Gains (Losses) ............................                  (.01)                 .14                 (.09)                 .04
                                                        -----------          -----------          -----------          -----------

  Total from Investment
  Operations ................................                   .42                  .58                  .27                  .25
                                                        -----------          -----------          -----------          -----------
Distributions

  From Net
  Investment Income .........................                  (.430)               (.440)               (.362)              (.214)
                                                         -----------          -----------          -----------         -----------

Net Asset Value,
End of Period ...............................        $        10.08       $        10.09       $         9.95       $        10.04
                                                        ===========          ===========          ===========          ===========

  Total Return1 .............................                  4.26%                5.95%                2.75%                2.55%

Ratios/Supplemental Data

  Ratio of Expenses
  to Average Net Assets .....................                .38%(2)                ---                  ---                 ---


  Ratio of Net Investment
  Income to Average
  Net Assets ................................                  4.28%                4.38%                3.62%              3.09%(3)

  Portfolio Turnover
  Rate ......................................                    68%                  78%                  42%                   3%


  Net Assets, End of
  Period (in thousands) .....................           $    49,866          $    58,837          $    60,857          $    52,265

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1    Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any. Total returns for periods less than one year are not annualized.

2 The Manager voluntarily waived its management fee through February 29, 1996. In absence of the waiver, the ratio of operating expenses to average net assets would have been .60%.

3    Annualized.


INFORMATION REGARDING THE FUND

INVESTMENT POLICIES OF THE FUND

The Fund has adopted certain investment restrictions that are set forth in the Statement of Additional Information. Those restrictions, as well as the investment objective of the Fund identified on page 2 of this Prospectus and any other investment policies which are designated as "fundamental" in this Prospectus or in the Statement of Additional Information, cannot be changed without shareholder approval. The Fund has implemented additional investment policies and practices to guide its activities in the pursuit of its investment objective. These policies and practices, which are described throughout this Prospectus, are not designated as fundamental policies and may be changed without shareholder approval.

For an explanation of the securities ratings referred to in the following discussion, see "Other Information" in the Statement of Additional Information.

The Fund seeks income generally exempt from regular federal income taxes. The Fund intends to pursue its investment objective by investing in tax-free bonds and maintaining a weighted average maturity of five years or less.

The Fund is a "diversified company" as defined in the Investment Company Act of 1940 (the "1940 Act"). This means that, with respect to 75% of its total assets, the Fund will not invest more that 5% of its total assets in the securities of a single issuer. This policy is fundamental.

The Fund intends to remain fully invested in municipal obligations, although for temporary defensive purposes, it may invest a portion if its assets in U.S. government securities, the interest income on which is subject to federal income tax. The Fund may invest up to 20% of its total assets in securities issued by U.S. territories or possessions, such as Puerto Rico, provided that the interest on these securities is exempt from the regular federal income tax.

The Fund may invest up to 20% of its total assets in municipal obligations for which the interest is a tax preference item for purposes of the federal alternative minimum tax (the "AMT").

PORTFOLIO INVESTMENT QUALITY AND
MATURITY GUIDELINES

In terms of credit quality, the Fund restricts its investments to:

(1) Municipal bonds rated, when acquired, within the four highest categories designated by a nationally recognized statistical rating agency ("rating agency");

(2) Municipal notes (including variable-rate demand obligations) and tax-exempt commercial paper rated, when acquired, within the two highest categories designated by a rating agency; and

(3) Unrated obligations judged by the Manager, under the direction of the Board of Trustees, to be of comparable quality.

RISK FACTORS AND INVESTMENT TECHNIQUES

The market value of the investments of the Fund will change over time in response to a number of factors, which are summarized in the following paragraphs.

BASIC FIXED INCOME INVESTMENT RISKS
INTEREST RATE RISK

The Fund is susceptible to changing interest rates. Changing interest rates affect not only the level of income the Fund generates for shareholders, but its share price as well. In general, when interest rates rise, the Fund's share prices declines; when interest rates decline, its share price rises.

This pattern is due to the time value of money. A bond's worth is determined by the present value of its future cash flows. Consequently, changing interest rates have a greater effect on the present value of a long-term bond than a short-term bond.

CREDIT RISK

In selecting investments for the Fund, the Manager carefully considers the creditworthiness of parties and their reliability for the timely payment of interest and repayment of principal.

In many cases, these parties include not only the issuer of the obligation, but a bank or other financial intermediary who offers a letter of credit or other form of guarantee on the obligation.

A security's ratings reflect the opinions of the rating agencies that issue them and are not absolute standards of quality. Because of the cost of obtaining credit ratings, some issuers forego them. Under the direction of the Board of Trustees, the Manager may buy unrated bonds for the Fund if these securities are judged to be of a quality consistent with the Fund's investment policies. Similarly, the Manager may purchase securities whose ratings are not consistent with the Fund's rating criteria but which the Manager judges, under the direction of the Board of Trustees, to present credit risks consistent with the Fund's quality standards. The Fund may invest up to 10% of its assets in unrated securities. Unrated securities may be less liquid than rated securities.

The Fund may invest in securities rated Baa or BBB- (the lowest investment grade category). The Fund will limit its investment in securities rated Baa or BBB- to 25% of the Fund's total assets. Such securities are medium-grade investment obligations that may have speculative characteristics. Changes in economic conditions or other circumstances are more likely to lead to a weakened capacity for such obligations to make principal and interest payments.

CONCENTRATION RISK

The Fund may invest 25% or more of its total assets in obligations that generate income from similar types of projects (in particular, projects in health care, electric, water/sewer, education, and transportation). Political or economic developments affecting a single issuer or industry or similar types of projects may have a significant effect on Fund performance.

CALL RISK

Many municipal obligations are issued with a call feature (features include a date on which the issuer has reserved the right to redeem the obligation prior to maturity). An obligation may be called for redemption before the Manager would otherwise choose to eliminate it from the Fund's holdings. A call may also reduce an obligation's yield to maturity.

MUNICIPAL SECURITIES

Municipal securities are issued to raise money for a variety of public purposes, including general financing for state and local governments as well as financing for specific projects and public facilities. Municipal securities may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The following discussion provides a brief description of some securities the Fund may buy. The Fund is not limited by this discussion, and it may buy other types of securities and enter into other types of transactions that meet its quality, maturity and liquidity requirements.

MUNICIPAL NOTES typically have maturities of 13 months or less and are used to provide short-term capital or to meet cash flow demands.

GENERAL OBLIGATION BONDS are backed by the taxing power of the issuer.

REVENUE BONDS are backed by the revenues derived from a specific project, system, or facility. Industrial development bonds are a type of revenue bond backed by the credit of a private issuer.

VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS have interest rate adjustment formulas designed to stabilize their market values. These obligations normally have maturities in excess of one year but carry demand features permitting the holders to demand repayment of principal at any time or at specified intervals.

TENDER OPTION BONDS are created by combining an intermediate- or long-term fixed-rate tax-exempt bond with a tender agreement that gives the holder the option to tender the bond at face value. Tender option bonds purchased by the Fund are structured with rates that are reset weekly or at other regular intervals.

A sponsor may terminate a tender option agreement if, for example, the issuer of the underlying bond defaults on interest payments, or the underlying bond is downgraded or becomes taxable. Under such circumstances, the Fund might then own a bond that does not meet its quality or maturity criteria.

The Manager monitors the credit quality of bonds underlying the Fund's tender option bond holdings and will sell or put back a tender option bond if the rating on the underlying bond falls below the second-highest rating designated by a rating agency. In addition, the Fund limits its investments in tender option bonds to 15% of net assets.

MUNICIPAL LEASE OBLIGATIONS are issued by state and local governments to acquire land and a wide variety of equipment and facilities. These obligations typically are not fully backed by the issuing municipality's ability to assess taxes to meet its debt obligations. If the state or local government does not make appropriations for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and loss to investors.

Prior to purchasing a municipal lease obligation (or a participation interest in such obligations) and on a regular basis thereafter, pursuant to guidelines adopted by the Board of Trustees, the Manager evaluates the credit quality and liquidity of the obligation. In making this evaluation, the Manager considers various credit factors, such as the necessity of the project; the issuer's credit quality, future borrowing plans, and sources of revenue pledged for lease repayment; general economic conditions in the region where the security is issued; liquidity indictors such as dealer activity; and with regard to unrated obligations the likelihood such lease will not be canceled.

ZERO-COUPON MUNICIPAL SECURITIES do not make regular interest payments. Instead, they are sold at a deep discount to their face value. In calculating daily dividends, the Fund takes into account, as income, a portion of the difference between these securities' purchase prices and face values. Because zero-coupon securities do not pay current income, their prices can be very volatile when interest rates change.

The Fund may invest in INVERSE FLOATERS to generate higher tax-exempt yields than are offered by other instruments. Inverse floaters bear interest rates that move inversely to market interest rates. Generally, the interest rate on the inverse floater is computed as the difference between an above-market fixed rate of interest and a floating rate determined by reference to a market-based or bond-specific interest rate.

Since inverse floaters are long-term bonds, the value of these securities may be volatile when market interest rates change. In addition, there is no guarantee that the Manager will be able to find a ready buyer for inverse floaters.

AMT BONDS typically are tax-exempt "private activity" bonds issued after August 7, 1986, whose proceeds are directed at least in part to a private, for-profit organization. Although the interest income from AMT bonds is exempt from regular federal income tax, that income is a tax preference item for purposes of the AMT.

In addition, corporate investors should note that all income from the Fund may be part of an adjustment to AMT under Section 55 of the Internal Revenue Code and the environmental tax under Internal Revenue Code Section 59A. The AMT is a special separate tax that applies to certain taxpayers who have certain adjustments to income or tax preference items.

TAX-EXEMPT SECURITIES

Historically, interest paid on securities issued by states, cities, counties, school districts and other political subdivisions of the United States has been exempt from federal income taxes. Legislation since 1985, however, affects the tax treatment of certain types of municipal bonds issued after certain dates and, in some cases, subjects the income from certain bonds to differing tax treatment depending on the tax status of its recipient.

The Fund should be expected to invest some portion of its assets in bonds which, in the hands of some holders, would be subject to the AMT, as long as the Manager determines it is in the best interest of shareholders generally to invest in such securities. See "Taxes," page __.

The Fund may quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yield. As a prospective investor in the Fund, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt fund. To determine this, you may use the formula depicted below.

You can calculate your tax-equivalent yield for the Fund (taking into account only federal income taxes and not any applicable state taxes) using the following equation:

                 Fund's Tax-Free Yield                    Your Tax-
     --------------------------------------------    =   Equivalent
                100% - Federal Tax Rate                     Yield


OTHER INVESTMENT PRACTICES, THEIR CHARACTERISTICS
AND RISKS

For additional information regarding the investment practices of the Fund, see the Statement of Additional Information.

PORTFOLIO TURNOVER

The portfolio turnover rates of the Fund are shown in the Financial Highlights table of this Prospectus.

Investment decisions to purchase and sell securities are based on the anticipated contribution of the security in question to the Fund's objectives. The Manager believes that the rate of portfolio turnover is irrelevant when it determines a change is in order to achieve those objectives and accordingly, the annual portfolio turnover rate cannot be anticipated.

The portfolio turnover of the Fund may be higher than other mutual funds with similar investment objectives. A high turnover rate involves correspondingly higher transaction costs that are borne directly by the Fund. It may also affect the character of capital gains, if any, realized and distributed by the Fund since short-term capital gains are taxable as ordinary income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The Fund may purchase new issues of securities on a when-issued or forward commitment basis when, in the opinion of the Manager, such purchases will further the investment objective of the Fund. The price of when-issued securities is established at the time commitment to purchase is made. Delivery of and payment for these securities typically occurs 15 to 45 days after the commitment to purchase. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the security. Accordingly, the value of each security may decline prior to delivery, which could result in a loss to the Fund.

INTEREST RATE FUTURES CONTRACTS AND
OPTIONS THEREON

The Fund may buy and sell interest rate futures contracts relating to debt securities ("debt futures," i.e., futures relating to debt securities, and "bond index futures," i.e., futures relating to indexes on types or groups of bonds) and write and buy put and call options relating to interest rate futures contracts.

For options sold, the Fund will segregate cash or high-quality debt securities equal to the value of securities underlying the option unless the option is otherwise covered.

The Fund will deposit in a segregated account with its custodian bank high-quality debt obligations maturing in one year or less, or cash, in an amount equal to the fluctuating market value of long futures contracts it has purchased, less any margin deposited on its long position. It may hold cash or acquire such debt obligations for the purpose of making these deposits.

The Fund may use futures and options transactions to maintain cash reserves while remaining fully invested, to facilitate trading, to reduce transaction costs, or to pursue higher investment returns when a futures contract is priced more attractively than its underlying security or index.

Since futures contracts and options thereon can replicate movements in the cash markets for the securities in which the Fund invests without the large cash investments required for dealing in such markets, they may subject the Fund to greater and more volatile risks than might otherwise be the case. The principal risks related to the use of such instruments are (1) the offsetting correlation between movements in the market price of the portfolio investments (held or intended) being hedged and in the price of the futures contract or option may be imperfect; (2) possible lack of a liquid secondary market for closing out futures or option positions; (3) the need of additional portfolio management skills and techniques; and (4) losses due to unanticipated market price movements. For a hedge to be completely effective, the price change of the hedging instrument should equal the price change of the securities being hedged. Such equal price changes are not always possible because the investment underlying the hedging instrument may not be the same investment that is being hedged.

The Manager will attempt to create a closely correlated hedge but hedging activities may not be completely successful in eliminating market value fluctuation. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of general interest rate trends by the Manager may still not result in a successful transaction. The Manager may be incorrect in its expectations as to the extent of various interest rate movements or the time span within which the movements take place.

See the Statement of Additional Information for further information about these instruments and their risks.

RULE 144A SECURITIES

The Fund may, from time to time, purchase Rule 144A securities when they present attractive investment opportunities that otherwise meet the Fund's criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the SEC has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Trustees to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Trustees is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Trustees of the Fund has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the Manager. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Since the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited accordingly and the Fund may, from time to time, hold a Rule 144A security that is illiquid. In such an event, the Manager will consider appropriate remedies to minimize the effect on the Fund's liquidity. The Fund may not invest more than 10% of its total assets in illiquid securities (securities that may not be sold within seven days at approximately the price used in determining the net asset value of Fund shares).

CASH MANAGEMENT

For cash management purposes, the Fund may invest up to an aggregate total of 5% of its total assets in other investment companies, provided that the investment is consistent with the Fund's investment policies and restrictions.

OTHER TECHNIQUES

The Manager may buy other types of securities or employ other portfolio management techniques on behalf of the Fund. When SEC guidelines require it to do so, the Fund will set aside cash or appropriate liquid assets in a segregated account to cover its obligations. See the Fund's Statement of Additional Information for a more detailed discussion of these investments and some of the risks associated with them.

PERFORMANCE ADVERTISING

From time to time, the Fund may advertise performance data. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return or average annual total return, yield, effective yield and tax-equivalent yield (for tax-exempt funds).

Cumulative total return data is computed by considering all elements of return, including reinvestment of dividends and capital gains distributions, over a stated period of time. Average annual total return is determined by computing the annual compound return over a stated period of time that would have produced the Fund's cumulative total return over the same period if the Fund's performance had remained constant throughout.

A quotation of yield reflects the Fund's income over a stated period expressed as a percentage of the Fund's share price. Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of Fund shares outstanding during the period, and expressing the result as a percentage of the Fund's share price on the last day of the 30-day (or one month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

Yields are calculated according to accounting methods that are standardized in accordance with SEC rules. The SEC yield should be regarded as an estimate of the Fund's rate of investment income, and it may not equal the Fund's actual income distribution rate, the income paid to a shareholder's account, or the income reported in the Fund's financial statements.

A tax-equivalent yield demonstrates the taxable yield necessary to produce after-tax yield equivalent to that of a mutual fund which invests in exempt obligations. See "Tax-Exempt Securities," page __, for a description of the formulas used in comparing yields to tax-equivalent yields.

The Fund may also include in advertisements data comparing performance with the performance of non-related investment media, published editorial comments and performance rankings compiled by independent organizations (such as Lipper Analytical Services or Donoghue's Money Fund Report) and publications that monitor the performance of mutual funds. Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance. Fund performance may also be compared, on a relative basis, to other funds in our fund family. This relative comparison, which may be based upon historical or expected Fund performance, volatility or other Fund characteristics, may be presented numerically, graphically or in text. Fund performance may also be combined or blended with other funds in our fund family, and that combined or blended performance may be compared to the same indices to which individual funds may be compared.

All performance information advertised by the Fund is historical in nature and is not intended to represent or guarantee future results. The value of Fund shares when redeemed may be more or less than their original cost.


                               HOW TO INVEST WITH
                          AMERICAN CENTURY INVESTMENTS

AMERICAN CENTURY INVESTMENTS

The Fund offered by this Prospectus is a part of the American Century Investments family of mutual funds. Our family provides a full range of investment opportunities, from the aggressive equity growth funds in our Twentieth Century Group, to the fixed income funds in our Benham Group, to the moderate risk and specialty funds in our American Century Group. Please call 1-800-345-2021 for a brochure or prospectuses for the other funds in the American Century Investments family.

INVESTING IN AMERICAN CENTURY

The following section explains how to invest in American Century funds, including purchases, redemptions, exchanges and special services. You will find more detail about doing business with us by referring to the Investor Services Guide that you will receive when you open an account.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan or through a bank, broker-dealer or other financial intermediary, the following sections, as well as the information contained in our Investor Services Guide, may not apply to you. Please read "Employer-Sponsored Retirement Plans and Institutional Accounts," page __.

HOW TO OPEN AN ACCOUNT

To open an account, you must complete and sign an application, furnishing your taxpayer identification number. (You must also certify whether you are subject to withholding for failing to report income to the IRS.) Investments received without a certified taxpayer identification number will be returned.

The minimum investment is $5,000.

The minimum investment requirements may be different for some types of retirement accounts. Call one of our Investor Services Representatives for information on out retirement plans, which are available for individual investors or for those investing through their employers.

Please note: If you register your account as belonging to multiple owners (e.g., as joint tenants), you must provide us with specific authorization on your application in order for us to accept written or telephone instructions from a single owner. Otherwise, all owners will have to agree to any transactions that involve the account (whether the transaction request is in writing or over the telephone).

You may invest in the following ways:

BY MAIL

Send a completed application and check or money order payable in U.S. dollars to American Century Investments.

BY WIRE

You may make your initial investment by wiring funds. To do so, call us or mail a completed application and provide your bank with the following information:

o  RECEIVING BANK AND ROUTING NUMBER:
   Commerce Bank, N.A. (101000019)

o  BENEFICIARY (BNF):
   American Century Services Corporation
   4500 Main St., Kansas City, Missouri 64111

o  BENEFICIARY ACCOUNT NUMBER (BNF ACCT):
   2804918

o  REFERENCE FOR BENEFICIARY (RFB):
   American Century account number into which you are investing. If more than one, leave blank and see Bank to Bank Information below.

o  ORIGINATOR TO BENEFICIARY (OBI):
   Name and address of owner of account into which you are investing.

o  BANK TO BANK INFORMATION
   (BBI OR FREE FORM TEXT):

   o Taxpayer identification or Social Security number

   o If more than one account, account numbers and amount to be invested in each account.

   o Current tax year, previous tax year or rollover designation if an IRA. Specify whether IRA, SEP-IRA or SARSEP-IRA.

BY EXCHANGE

Call 1-800-345-2021 from 7 a.m. to 7 p.m. Central time to get information on opening an account by exchanging from another American Century account. See page ___ for more information on exchanges.

IN PERSON

If you prefer to work with a representative in person, please visit one of our Investors Centers, located at:

4500 Main Street
Kansas City, Missouri 64111

1665 Charleston Road
Mountain View, California 94043

2000 S. Colorado Blvd.
Denver, Colorado 80222

SUBSEQUENT INVESTMENTS

Subsequent investments may be made by an automatic bank, payroll or government direct deposit (see "Automatic Investment Plan," this page) or by any of the methods below. The minimum investment requirement for subsequent investments:
$250 for checks submitted without the remittance portion of a previous statement or confirmation, $50 for all other types of subsequent investments.

BY MAIL

When making subsequent investments, enclose your check with the remittance portion of the confirmation of a previous investment. If the investment slip is not available, indicate your name, address and account number on your check or a separate piece of paper. (Please be aware that the investment minimum for subsequent investments is higher without an investment slip.)

BY TELEPHONE

Once your account is open, you may make investments by telephone if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account. You may call an Investor Services Representative or use our Automated Information Line.

BY ONLINE ACCESS

Once your account is open, you may make investments online if you have authorized us (by choosing "Full Services" on your application) to draw on your bank account.

BY WIRE

You  may  make  subsequent   investments  by  wire.  Follow  the  wire  transfer
instructions on page __ and indicate your account number.

IN PERSON

You may make subsequent investments in person at one of our Investors Centers. The locations of our three Investors Centers are listed on page ___.

AUTOMATIC INVESTMENT PLAN

You may elect on your application to make investments automatically by authorizing us to draw on your bank account regularly. Such investments must be at least the equivalent of $50 per month. You also may choose an automatic payroll or government direct deposit. If you are establishing a new account, check the appropriate box under "Automatic Investments" on your application to receive more information. If you would like to add a direct deposit to an existing account, please call one of our Investor Services Representatives.

HOW TO EXCHANGE FROM ONE ACCOUNT TO ANOTHER

As long as you meet any minimum investment requirements, you may exchange your Fund shares to our other funds up to six times per year per account. An exchange request will be processed the same day it is received if it is received before the funds' net asset values are calculated, which is one hour prior to the close of the New York Stock Exchange for American Century Target Maturities Trust, and at the close of the Exchange for all of our other funds. See "When Share Price is Determined," page __.

For any single exchange, the shares of each fund being acquired must have a value of at least $100. However, we will allow investors to set up an Automatic Exchange Plan between any two funds in the amount of at least $50 per month. See our Investor Services Guide for further information about exchanges.

BY MAIL

You may direct us in writing to exchange your shares from one American Century account to another. For additional information, please see our Investor Services Guide.

BY TELEPHONE

You can make exchanges over the telephone (either with an Investor Services Representative or using our Automated Information Line--see page __) if you have authorized us to accept telephone instructions. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

BY ONLINE ACCESS

You can make exchanges online if you have authorized us to accept instructions over the Internet. You can authorize this by selecting "Full Services" on your application or by calling us at 1-800-345-2021 to get the appropriate form.

HOW TO REDEEM SHARES

We will redeem or "buy back" your shares at any time. Redemptions will be made at the next net asset value determined after a complete redemption request is received.

Please note that a request to redeem shares in an IRA or 403(b) plan must be accompanied by an executed IRS Form W4-P and a reason for withdrawal as specified by the IRS.

BY MAIL

Your written instructions to redeem shares may be made either by a redemption form, which we will send to you upon request, or by a letter to us. Certain redemptions may require a signature guarantee. Please see "Signature Guarantee," page __.

BY TELEPHONE

If you have authorized us to accept telephone instructions, you may redeem your shares by calling an Investor Services Representative.

BY CHECK-A-MONTH

If you have at least a $10,000 balance in your account, you may redeem shares by Check-A-Month. A Check-A-Month plan automatically redeems enough shares each month to provide you a check in an amount you choose (minimum $50). To set up a Check-A-Month plan, please call and request our Check-A-Month brochure.

OTHER AUTOMATIC REDEMPTIONS

If you have at least $10,000 balance in your account, you may elect to make redemptions automatically by authorizing us to send funds to you or to your account at a bank or other financial institution. To set up automatic redemptions, call one of our Investor Services Representatives.

REDEMPTION PROCEEDS

Please note that shortly after a purchase of shares is made by check or electronic draft (also known as an ACH draft) from your bank, we may wait up to 15 days or longer to send redemption proceeds (to allow your purchase funds to clear). No interest is paid on the redemption proceeds after the redemption is processed but before your redemption proceeds are sent.

Redemption proceeds may be sent to you in one of the following ways:

BY CHECK

Ordinarily, all redemption checks will be made payable to the registered owner of the shares and will be mailed only to the address of record. For more information, please refer to our Investor Services Guide.

BY WIRE AND ACH

You may authorize us to transmit redemption proceeds by wire or ACH. These services will be effective 15 days after we receive the authorization.

Your bank will usually receive wired funds within 48 hours of transmission. Funds transferred by ACH may be received up to seven days after transmission. Wired funds are subject to a $10 fee to cover bank wire charges, which is deducted from redemption proceeds. Once the funds are transmitted, the time of receipt and the funds' availability are not under our control.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

Whenever the shares held in an account have a value of less than the required minimum, a letter will be sent advising you of the necessity to bring the value of the shares held in the account up to the minimum. If action is not taken within 90 days of the letter's date, the shares held in the account will be redeemed and proceeds from the redemption will be sent by check to your address of record. We reserve the right to increase the investment minimums.

SIGNATURE GUARANTEE

To protect your accounts from fraud, some transactions will require a signature guarantee. Which transactions will require a signature guarantee will depend on which service options you elect when you open your account. For example, if you choose "In Writing Only," a signature guarantee will be required when:

o    redeeming more than $25,000; or

o establishing or increasing a Check-A-Month or automatic transfer on an existing account.

You can obtain a signature guarantee from a bank or trust company, credit union, broker-dealer, securities exchange or association, clearing agency or savings association, as defined by federal law.

For a more in-depth explanation of our signature guarantee policy, or if you live outside the United States and would like to know how to obtain a signature guarantee, please consult our Investor Services Guide.

We reserve the right to require a signature guarantee on any transaction, or to change this policy at any time.

SPECIAL SHAREHOLDER SERVICES

We offer several service options to make your account easier to manage. These are listed on the account application. Please make note of these options and elect the ones that are appropriate for you. Be aware that the "Full Services" option offers you the most flexibility. You will find more information about each of these service options in our Investor Services Guide.

Our special shareholder services include:

AUTOMATED INFORMATION LINE

We offer an Automated Information Line, 24 hours a day, seven days a week, at 1-800-345-8765. By calling the Automated Information Line, you may listen to fund prices, yields and total return figures. You may also use the Automated Information Line to make investments into your accounts (if we have your bank information on file) and obtain your share balance, value and most recent transactions. If you have authorized us to accept telephone instructions, you also may exchange shares from one fund to another via the Automated Information Line. Redemption instructions cannot be given via the Automated Information Line.

ONLINE ACCOUNT ACCESS

You may contact us 24 hours a day, seven days a week at www.americancentury.com to access your fund's daily share prices, receive updates on major market indexes and view historical performance of your funds. If you select "Full Services" on your application, you can use your personal access code and Social Security number to view your account balances and account activity, make subsequent investments from your bank account or exchange shares from one fund to another.

OPEN ORDER SERVICE

Through our open order service, you may designate a price at which to buy shares of a variable-priced fund by exchange from one of our money market funds, or a price at which to sell shares of a variable-priced fund by exchange to one of our money market funds. The designated purchase price must be equal to or lower, or the designated sale price equal to or higher, than the variable-priced fund's net asset value at the time the order is placed, If the designated price is met within 90 calendar days, we will execute your exchange order automatically at that price (or better). Open orders not executed within 90 days will be canceled.

If the fund you have selected deducts a distribution from its share price, your order price will be adjusted accordingly so the distribution does not inadvertently trigger an open order transaction on your behalf. If you close or re-register the account from which the shares are to be redeemed, your open order will be canceled.

Because of their time-sensitive nature, open order transactions are accepted only by telephone or in person. These transactions are subject to exchange limitations described in each fund's prospectus, except that orders and cancellations received before 2 p.m. Central time are effective the same day, and orders or cancellations received after 2 p.m. Central time are effective the next business day.

TAX-QUALIFIED RETIREMENT PLANS

The Fund is available for your tax-deferred retirement plan. Call or write us and request the appropriate forms for:

o    Individual Retirement Accounts ("IRAs")

o 403(b) plans for employees of public school systems and non-profit organizations; or

o    Profit  sharing  plans  and  pension  plans  for   corporations  and  other
     employers.

If your IRA and 403(b) accounts do not total $10,000, each account is subject to an annual $10 fee, up to a total of $30 per year.

You can also transfer your tax-deferred plan to us from another company or custodian. Call or write us for a Request to Transfer form.

IMPORTANT POLICIES REGARDING YOUR INVESTMENTS

Every account is subject to policies that could affect your investment. Please refer to the Investor Services Guide for further information about the policies discussed below, as well as further detail about the services we offer.

(1) We reserve the right for any reason to suspend the offering of shares for a period of time, or to reject any specific purchase order (including purchases by exchange). Additionally, purchases may be refused if, in the opinion of the Manager, they are of a size that would disrupt the management of the Fund.

(2) We reserve the right to make changes to any stated investment requirements, including those that relate to purchases, transfers and redemptions. In addition, we may also alter, add to or terminate any investor services and privileges. Any changes may affect all shareholders or only certain series or classes of shareholders.

(3) Shares being acquired must be qualified for sale in your state of residence.

(4) Transactions requesting a specific price and date, other than open orders, will be refused. Once you have mailed or otherwise transmitted your transaction instructions to us, they may not be modified or canceled.

(5) If a transaction request is made by a corporation, partnership, trust, fiduciary, agent or unincorporated association, we will require evidence satisfactory to us of the authority of the individual making the request.

(6) We have established procedures designed to assure the authenticity of instructions received by telephone. These procedures include requesting personal identification from callers, recording telephone calls, and providing written confirmations of telephone transactions. These procedures are designed to protect shareholders from unauthorized or fraudulent instructions. If we do not employ reasonable procedures to confirm the genuineness of instructions, then we may be liable for losses due to unauthorized or fraudulent instructions. The company, its transfer agent and investment advisor will not be responsible for any loss due to instructions they reasonably believe are genuine.

(7) All signatures should be exactly as the name appears in the registration. If the owner's name appears in the registration as Mary Elizabeth Jones, she should sign that way and not as Mary E. Jones.

(8) Unusual stock market conditions have in the past resulted in an increase in the number of shareholder telephone calls. If you experience difficulty in reaching us during such periods, you may send your transaction instructions by mail, express mail or courier service, or you may visit one of our Investors Centers. You may also use our Automated Information Line if you have requested and received an access code and are not attempting to redeem shares.

(9) If you fail to provide us with the correct certified taxpayer identification number, we may reduce any redemption proceeds by $50 to cover the penalty the IRS will impose on us for failure to report your correct taxpayer identification number on information reports.

(10) We will perform special inquiries on shareholder accounts. A research fee of $15 per hour may be applied.

REPORTS TO SHAREHOLDERS

At the end of each calendar quarter, we will send you a consolidated statement that summarizes all of your American Century holdings, as well as an individual statement for each fund you own that reflects all year-to-date activity in your account. You may request a statement of your account activity at any time.

With the exception of most automatic transactions, each time you invest, redeem,
transfer  or  exchange   shares,   we  will  send  you  a  confirmation  of  the
transactions. See the Investor Services Guide for more detail.

Carefully review all the information relating to transactions on your statements and confirmations to ensure that your instructions were acted on properly. Please notify us immediately in writing if there is an error. If you fail to provide notification of an error with reasonable promptness, i.e., within 30 days of non-automatic transactions or within 30 days of the date of your consolidated quarterly statement, in the case of automatic transactions, we will deem you to have ratified the transaction.

No later than January 31st of each year, we will send you reports that you may use in completing your U.S. income tax return. See the Investor Services Guide for more information.

Each year, we will send you an annual and a semiannual report relating to your fund, each of which is incorporated herein by reference. The annual report includes audited financial statements and a list of portfolio securities as of the fiscal year end. The semiannual report includes unaudited financial statements for the first six months of the fiscal year, as well as a list of portfolio securities at the end of the period. You also will receive an updated prospectus at least once each year. Please read these materials carefully, as they will help you understand your fund.

EMPLOYER-SPONSORED RETIREMENT PLANS AND
INSTITUTIONAL ACCOUNTS

Information  contained in our Investor  Services Guide pertains to  shareholders
who  invest   directly   with   American   Century   rather   than   through  an
employer-sponsored retirement plan or through a financial intermediary.

If you own or are considering purchasing Fund shares through an employer-sponsored retirement plan, your ability to purchase shares of the Fund, exchange them for shares of other American Century funds, and redeem them will depend on the terms of your plan.

If you own or are considering purchasing Fund shares through a bank, broker-dealer, insurance company or other financial intermediary, your ability to purchase, exchange and redeem shares will depend on your agreement with, and the policies of, such financial intermediary.

You may reach one of our Institutional Service Representatives by calling 1-800-345-3533 to request information about our funds and services, to obtain a current prospectus or to get answers to any questions about our funds and services that you are unable to obtain through your plan administrator or financial intermediary.

                     ADDITIONAL INFORMATION YOU SHOULD KNOW

SHARE PRICE

WHEN SHARE PRICE IS DETERMINED

The price of your shares is also referred to as their net asset value. Net asset value is determined by calculating the total value of a Fund's assets, deducting total liabilities and dividing the result by the number of shares outstanding. For all American Century funds, except American Century Target Maturities Trust, net asset value is determined at the close of regular trading on each day that the New York Stock Exchange is open, usually 3 p.m. Central time. Net asset value for the Target Maturities is determined one hour prior to the close of the Exchange.

Investments and requests to redeem or exchange shares will receive the share price next determined after receipt by us of the investment, redemption or exchange request. For example, investments and requests to redeem or exchange shares of a fund received by us or one of our agents before the net asset value of the fund is determined, are effective on, and will receive the price determined, that day. Investment, redemption and exchange requests received thereafter are effective on, and receive the price determined on, the next day the Exchange is open.

Investments are considered received only when payment is received by us. Wired funds are considered received on the day they are deposited in our bank account if they are deposited before the net asset value is determined.

Investments by telephone pursuant to your prior authorization to us to draw on your bank account are considered received at the time of your telephone call.

Investment and transaction instructions received by us on any business day by mail before the net asset value is determined will receive that day's price. Investments and instructions received after that time will receive the price determined on the next business day.

If you invest in Fund shares through an employer-sponsored retirement plan or other financial intermediary, it is the responsibility of your plan recordkeeper or financial intermediary to transmit your purchase, exchange and redemption requests to the Fund's transfer agent prior to the applicable cut-off time for receiving orders and to make payment for any purchase transactions in accordance with the Fund's procedures or any contractual arrangements with the Fund or the Fund's distributor in order for you to receive that day's price.

HOW SHARE PRICE IS DETERMINED

The valuation of assets for determining net asset value may be summarized as follows:

The portfolio securities of the Fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees.

WHERE TO FIND INFORMATION ABOUT SHARE PRICE

The net asset value of the Fund is published in leading newspapers daily. The net asset values, as well as yield information on the Fund and all of the other funds in the American Century family of funds, may also be obtained by calling us or by accessing our Web site at www.americancentury.com.

DISTRIBUTIONS

At the close of each day, including Saturdays, Sundays and holidays, net income plus net realized gains on portfolio securities of the Fund is determined and declared as a distribution. The distribution will be paid monthly on the last Friday of each month, except for year-end distributions which will be made on the last business day of the year.

You will begin to participate in the distributions the day after your purchase is effective. See "When Share Price is Determined," page __.) If you redeem shares, you will receive the distribution declared for the day of the redemption. If all shares are redeemed, the distribution on the redeemed shares will be included with your redemption proceeds.

Distributions from net realized capital gains, if any, generally are declared and paid once a year, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code, in all events in a manner consistent with the provisions of the 1940 Act.

Participants in employer-sponsored retirement or savings plans must reinvest all distributions. For shareholders investing through taxable accounts, distributions will be reinvested unless you elect to receive them in cash. Distributions of less than $10 generally will be reinvested. Distributions made shortly after a purchase by check or ACH may be held up to 15 days. You may elect to have distributions on shares held in Individual Retirement Accounts and 403(b) plans paid in cash only if you are at least 591/2 years old or permanently and totally disabled. Distribution checks normally are mailed within seven days after the record date. Please consult our Investor Services Guide for further information regarding your distribution options.

A distribution of shares of the Fund does not increase the value of your shares of your total return. At any given time the value of your shares includes the undistributed net gains, if any, realized by the Fund on the sale of portfolio securities, and undistributed dividends and interest received, less fund expenses.

Because such gains and dividends are included in the value of your shares, when they are distributed the value of your shares is reduced by the amount of the distribution. If you buy your shares through a taxable account just before the distribution, you will pay the full price for your shares, and then receive a portion of the purchase price back as a taxable distribution.

TAXES

The Fund has elected to be taxed under Subchapter M of the Internal Revenue Code, which means that to the extent its income is distributed to shareholders, it pays no income tax.

TAX-DEFERRED ACCOUNTS

If Fund shares are purchased through tax-deferred accounts, such as a qualified employer-sponsored retirement or savings plan, income and capital gains distributions paid by the Fund will generally not be subject to current taxation, but will accumulate in your account under the plan on a tax-deferred basis.

Employer-sponsored retirement and savings plans are governed by complex tax rules. If you elect to participate in your employer's plan, consult your plan administrator, your plan's summary plan description, or a professional tax advisor regarding the tax consequences of participation in the plan, contributions to, and withdrawals or distributions from the plan.

TAXABLE ACCOUNTS

If Fund shares are purchased through taxable accounts, distributions of net investment income and net short-term capital gains are taxable to you as ordinary income, except as described below. The dividends from net income of the Fund do not qualify for the 70% dividends-received deduction for corporations since they are derived from interest income. Dividends representing income derived from tax-exempt bonds generally retain the bonds' tax-exempt character in a shareholder's hands. Distributions from net long-term capital gains are taxable as long-term capital gains regardless of the length of time you have held the shares on which such distributions are paid. However, you should note that any loss realized upon the sale or redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of any distribution of long-term capital gain to you with respect to such shares.

Distributions are taxable to you regardless of whether they are taken in cash or reinvested, even if the value of your shares is below your cost. If you purchase shares shortly before a distribution, you must pay income taxes on the distribution, even though the value of your investment (plus cash received, if any) will not have increased. In addition, the share price at the time you purchase shares may include unrealized gains in the securities held in the investment portfolio of the Fund. If these portfolio securities are subsequently sold and the gains are realized, they will, to the extent not offset by capital losses, be paid to you as a distribution of capital gains and will be taxable to you as short-term or long-term capital gains.

In January of the year following the distribution, you will receive a Form 1099-DIV notifying you of the status of your distributions for federal income tax purposes. The Fund anticipates that substantially all of the dividends to be paid by the Fund will be exempt from federal income taxes to an individual unless, due to that person's own tax situation, he or she is subject to the AMT. In that case, it is likely that a portion of the dividends will be taxable to that shareholder while remaining tax-exempt in the hands of most other shareholders. The Fund will advise shareholders of the percentage, if any, of the dividends not exempt from federal income tax, and the percentage, if any, subject to the individual AMT should a shareholder be subject to it.

Distributions may also be subject to state and local taxes, even if all or a substantial part of such distribution are derived from interest on U.S. government obligations which, if you received them directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to Fund shareholders when the Fund pays distributions to its shareholders. You should consult your tax advisor about the tax status of such distributions in your own state.

If you have not complied with certain provisions of the Internal Revenue Code, we are required by federal law to withhold and remit to the IRS 31% of reportable payments (which may include dividends, capital gains distributions and redemptions). Those regulations require you to certify that the Social Security number or tax identification number you provide is correct and that you are not subject to 31% withholding for previous under-reporting to the IRS. You will be asked to make the appropriate certification on your application. Payments reported by us that omit your Social Security number or tax identification number will subject us to a penalty of $50, which will be charged against your account if you fail to provide the certification by the time the report is filed, and is not refundable.

Redemption of shares of the Fund (including redemptions made in an exchange transaction) will be a taxable transaction for federal income tax purposes and shareholders will generally recognize a gain or loss in an amount equal to the difference between the basis of the shares and the amount received. Assuming that shareholders hold such shares as a capital asset, the gain or loss will be a capital gain or loss and will generally be long term if shareholders have held such shares for a period of more than one year. If a loss is realized on the redemption of Fund shares, the reinvestment in additional Fund shares within 30 days before or after the redemption may be subject to the "wash sale" rules of the Internal Revenue Code, resulting in a postponement of the recognition of such loss for federal income tax purposes.

SPECIAL TAX INFORMATION

The Fund intends to invest a sufficient portion of its assets in state and municipal obligations so that it will qualify to pay "exempt-interest dividends" to shareholders. Such exempt-interest dividends are generally excludable from a shareholder's gross income for federal tax purposes. If the Fund earned federally taxable income from any of its investments, the income would be distributed to shareholders as a taxable dividend as described above.

MUNICIPAL SECURITIES

Opinions relating to the validity of municipal securities and the exemptions of interest thereon from federal income tax are rendered by bond counsel to the issuers. The Fund and the Manager rely on the opinion of bond counsel and do not undertake any independent investigation of proceedings relating to the issuance of state or municipal securities. The Fund may invest in various instruments that are not traditional state and local obligations and that are believed to generate interest excludable from taxable income under Code Section 103, including, but not limited to, municipal lease obligations and inverse floaters. Although the Fund may invest in these instruments, they cannot guarantee the tax-exempt status of the income earned thereon from any other investment.

ALTERNATIVE MINIMUM TAX LIABILITY

To the extent that the Fund invests in municipal obligations (private activity bonds) whose interest is treated as a tax preference item in calculating AMT liability, shareholders who calculate AMT liability will be required to include a portion of the Fund's dividends as a tax preference item in making this calculation. In addition, corporate shareholders may be required to include all dividends and distributions by the Fund in an adjustment of alternative minimum taxable income for purposes of the AMT and the environmental tax imposed under Internal Revenue Code Sections 55 and 59A, respectively.

MANAGEMENT

INVESTMENT MANAGEMENT

American Century-Benham Limited-Term Tax-Free Fund is a series of the American Century Municipal Trust (the "Trust"), a Massachusetts business trust, formerly known as the Benham Municipal Trust. Under the laws of the Commonwealth of Massachusetts, the Board of Trustees is responsible for managing the business and affairs of the Trust.

Acting pursuant to an investment management agreement entered into with the Trust, American Century Investment Management, Inc. (the "Manager") serves as the investment manager of the Fund. The Manager pays all the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses. Its principal place of business is 4500 Main Street, Kansas City, Missouri 64111. The Manager has been providing investment advisory services to investment companies and other clients since 1958.

The Manager supervises and manages the investment portfolio of the Fund and directs the purchase and sale of its investment securities. It utilizes teams of portfolio managers, assistant portfolio managers and analysts acting together to manage the assets of the Fund. The teams meet regularly to review portfolio holdings and to discuss purchase and sale activity. The teams adjust holdings in the Fund's portfolio and the Fund's asset mix as they deem appropriate in pursuit of the Fund's investment objective. Individual portfolio manager members of the team may also adjust portfolio holdings of the Fund or of sectors of the Fund as necessary between team meetings.

The portfolio manager members of the teams managing the Fund described in this Prospectus and their work experience for the last five years are as follows:

     COLLEEN M. DENZLER, Senior Municipal Portfolio Manager, joined the Manager in January 1996 and is a member of the team that manages the Fund and other Benham tax-exempt and tax-free funds. Prior to joining the Manager, Ms. Denzler was a portfolio manager with the Calvert Group for 10 years, specializing in state tax-exempt portfolios. Ms. Denzler is a Chartered Financial Analyst and is a member of the Association for Investment Management and Research (AIMR) and The Washington Society of Investment Analysts.

     G. DAVID MACEWEN joined American Century in 1991 as a Senior Municipal Portfolio Manager, and is a member of the teams that manages other Benham tax-exempt and tax-free funds. Prior to joining the Manager, Mr. MacEwen was Vice President and Municipal Portfolio Manager with Provident Institutional Management Corporation, Wilmington, Delaware.

     JOEL SILVA joined American Century in 1989, serving first as a customer service representative, then moving to position as a municipal bond trader. As a Municipal Portfolio Manager, Mr. Silva is a member of the teams that manages Benham tax-exempt and tax-free funds.

The activities of the Manager are subject only to the direction of the Trust's Board of Trustees. For the services provided to the Fund, the Manager receives an annual fee of which is computed at 0.55% of average net assets of the Fund. The rate at which this fee is assessed is determined annually in a two-step process: First, a fee rate schedule is applied to the assets of all of the bond funds managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the annual fee payable by the Fund to the Manager. For the current fiscal year, the Investment Category Fee is 0.25% of average net assets of the Fund. The Complex Fee is 0.30% of the average net assets of the Fund. Further information about the calculation of the annual management fee is contained in the Statement of Additional Information.

     On the first business day of each month, the Fund pays a management fee to the Manager for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the Fund by the aggregate average daily closing value of the Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

CODE OF ETHICS

The Fund and the Manager have adopted a Code of Ethics which restricts personal investing practices by employees of the Manager and its affiliates. Among other provisions, the Code of Ethics requires that employees with access to information about the purchase or sale of securities in the Fund's portfolio obtain preclearance before executing personal trades. With respect to Portfolio Managers and other investment personnel, the Code of Ethics prohibits acquisition of securities in an initial public offering, as well as profits derived from the purchase and sale of the same security within 60 calendar days. These provisions are designed to ensure that the interests of the Fund shareholders come before the interests of the people who manage the Fund.

TRANSFER AND ADMINISTRATIVE SERVICES

American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111 (the "transfer agent") acts as transfer agent and dividend-paying agent for the Fund. It provides facilities, equipment and personnel to the Fund and is paid for such services by the Manager. For administrative services provided to the Fund, the transfer agent is paid by the Manager out of its management fee.

Certain recordkeeping and administrative services that would otherwise be performed by the transfer agent may be performed by an insurance company or other entity providing similar services for various retirement plans using shares of the Fund as a funding medium, by broker-dealers and financial advisors for their customers investing in shares of American Century or by sponsors of multi mutual fund no- or low-transaction fee program. The Manager or an affiliate may enter into contracts to pay them for such recordkeeping and administrative services out of its management fee.

Although there is no sales charge levied by the Fund, transactions in shares of the Fund may be executed by brokers or investment advisors who charge a transaction-based fee or other fee for their services. Such charges may vary among broker-dealers and financial advisors, but in all cases will be retained by the broker-dealer or financial advisor and not remitted to the Fund or the investment manager. You should be aware of the fact that these transactions may be made directly with American Century without incurring such fees.

The Manager and the transfer agent are both wholly owned by ACC. James E. Stowers Jr., Chairman of the Board of Directors of ACC, controls ACC by virtue of his ownership of a majority of its common stock.

DISTRIBUTION OF FUND SHARES

The Fund's shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Fund's shares offered by this Prospectus. The Fund does not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

FURTHER INFORMATION ABOUT AMERICAN CENTURY

American Century Municipal Trust was organized as a Massachusetts business trust on May 1, 1984. The Trust is a diversified, open-end management investment company. Its business and affairs are managed by its officers under the direction of its Board of Trustees.

The principal office of the Trust is American Century Tower, 4500 Main Street, P.O. Box 419200, Kansas City, Missouri 64141-6200. All inquiries may be made by mail to that address, or by telephone to 1-800-345-2021. (international calls:
816-531-5575.)

The Fund is an individual series of the Trust which issues shares with no par value. The assets belonging to each series of shares are held separately by the custodian and in effect each series is a separate fund.

Each share is entitled to one vote for each dollar of net asset value applicable to such share on all questions. Matters affecting only one fund are voted upon only by that fund.

Shares of the Trust have non-cumulative voting rights, which means that the holders of more than 50% of the votes cast in an election of Trustees can elect all of the Trustees if they choose to do so, and in such event the holders of the remaining votes will not be able to elect any person or persons to the Board of Trustees.

Unless required by the 1940 Act, it will not be necessary for the Trust to hold annual meetings of shareholders. As a result, shareholders may not vote each year on the election of members of the Board or the appointment of auditors. However, pursuant to the Trust's by-laws, the holders of shares representing at least 10% of the votes entitled to be cast may request that the Trust hold a special meeting of shareholders. The Trust will assist in the communication with other shareholders.

WE RESERVE THE RIGHT TO CHANGE ANY OF OUR POLICIES, PRACTICES AND PROCEDURES DESCRIBED IN THIS PROSPECTUS, INCLUDING THE STATEMENT OF ADDITIONAL INFORMATION, WITHOUT SHAREHOLDER APPROVAL EXCEPT IN THOSE INSTANCES WHERE SHAREHOLDER APPROVAL IS EXPRESSLY REQUIRED.

THIS PROSPECTUS CONSTITUTES AN OFFER TO SELL SECURITIES OF THE FUND ONLY IN THOSE STATES WHERE THE FUND'S SHARES HAVE BEEN REGISTERED OR OTHERWISE QUALIFIED FOR SALE. THE FUND WILL NOT ACCEPT APPLICATIONS FROM PERSONS RESIDING IN STATES WHERE THE FUND'S SHARES ARE NOT REGISTERED.




P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9701           [recycled logo]
SH-BKT-6159       Recycled

                      STATEMENT OF ADDITIONAL INFORMATION

                                 [company logo]

                              ______________, 1997

                                     BENHAM
                                     GROUP(R)

                             Tax-Free Money Market
                           Intermediate-Term Tax-Free
                             Limited-Term Tax-Free
                               Long-Term Tax-Free

                                 [front cover]



                      STATEMENT OF ADDITIONAL INFORMATION

                           ___________________, 1997

AMERICAN CENTURY MUNICIPAL TRUST

This is the Statement of Additional Information for the American Century--Benham Tax-Free Money Market Fund, American Century--Benham Intermediate-Term Tax-Free Fund, American Century--Benham Limited-Term Tax-Free Fund and American Century--Benham Long-Term Tax-Free Fund. This Statement is not a prospectus but should be read in conjunction with the Funds' current Prospectus dated _____________, 1997. The Funds' annual report for the fiscal year ended May 31, 1996, is incorporated herein by reference. Please retain this document for future reference. To obtain the Prospectus, call American Century Investments toll-free at 1-800-345-2021 (international calls: 816-531-5575), or write P.O. Box 419200, Kansas City, Missouri 64141-6200.

TABLE OF CONTENTS

Investment Policies and Techniques ................ 2
Investment Restrictions ........................... 8
Portfolio Transactions ............................10
Valuation of Portfolio Securities .................10
Performance .......................................12
Taxes .............................................13
About the Trust ...................................15
Trustees and Officers .............................16
Investment Advisory Services ......................17
Transfer and Administrative Services ..............18
Distribution of Fund Shares .......................19
Direct Fund Expenses ..............................19
Expense Limitation Agreement ......................19
Additional Purchase and Redemption
   Information ....................................19
Other Information .................................20

     NOTE: Throughout this document, Tax-Free Money Market Fund will be referred to as the Money Market Fund. Intermediate-Term Tax-Free Fund (Intermediate-Term
Fund), Limited-Term Tax-Free Fund (Limited-Term Fund) and Long-Term Tax-Free Fund (Long-Term Fund) are referred to collectively as the Variable-Price Funds.




INVESTMENT POLICIES AND TECHNIQUES

     The following pages provide a more detailed description of securities and investment practices identified in the Prospectus. Unless otherwise noted, the policies described in this Statement of Additional Information are not fundamental and may be changed by the Board of Trustees.

MUNICIPAL NOTES

     Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

     TAX ANTICIPATION NOTES (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use, and business taxes, and are payable from these future taxes. Tax anticipation notes usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.

     REVENUE ANTICIPATION NOTES (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

     BOND ANTICIPATION NOTES (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

     TAX-EXEMPT COMMERCIAL PAPER is an obligation with a stated maturity of 365 days or less issued to finance seasonal cash flow needs or to provide short-term financing in anticipation of longer-term financing.

MUNICIPAL BONDS

     Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.

     GENERAL OBLIGATION (GO) BONDS are issued by states, counties, cities, towns, and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. General obligation bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.

     REVENUE BONDS are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools, and hospitals. Many revenue bond issuers provide additional security in the form of a debt service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obligation) that it will make up deficiencies in the debt service reserve fund.

     INDUSTRIAL DEVELOPMENT BONDS (IDBs), types of revenue bonds, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic, and pollution control projects as well as public facilities, such as mass transit systems, air and sea port facilities, and parking garages. Payment of interest and repayment of principal on an IDB depends solely on the ability of the facility's user to meet its financial obligations and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.

VARIABLE- AND FLOATING-RATE DEMAND OBLIGATIONS

     The Funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal, plus accrued interest, from the issuers or financial intermediaries. Floating-rate instruments have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which is typically based on an index. These formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

     The Board of Trustees has approved investments in VRDOs and FRDOs on the following conditions:

     (1) The Fund must have an unconditional right to demand a return of principal plus accrued interest from the issuer on 30 days' notice or less;

     (2) Under the direction of the Board of Trustees, Benham Management Corporation (American Century Investment Management, Inc. with respect to the Limited-Term Fund) (the "Manager") must determine that the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment (such as a letter of credit) from a third party; and

     (3) The rate of interest payable on the VRDO or FRDO must be calculated to ensure that its market value will approximate par value on interest rate adjustment dates.

OBLIGATIONS WITH TERM PUTS ATTACHED

     Each Fund may invest in fixed-rate bonds subject to third party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the Funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.

     The Manager expects that the Funds will pay more for securities with puts attached than for securities without these liquidity features. The Manager may buy securities with puts attached to keep a Fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the Funds' investments. To ensure that the interest on municipal securities subject to puts is tax-exempt to the Funds, the Manager limits the Funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service (IRS).

     Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the Funds' weighted average maturities. Where a Fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

     There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a Fund attempts to exercise the put. To minimize such risks, the Funds will purchase obligations with puts attached only from sellers deemed creditworthy by the Manager under the direction of the Board of Trustees.

TENDER OPTION BONDS

     Tender option bonds (TOBs) are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

     There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the Manager monitors the credit quality of bonds underlying the Funds' TOB holdings and intends to sell or put back any TOB if the rating on its underlying bond falls below the second highest rating category designated by a nationally recognized statistical rating agency (a "rating agency").

     The Manager also takes steps to minimize the risk that the Fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences.

     After purchase, the Manager monitors factors related to the tax-exempt status of the Fund's TOB holdings in order to minimize the risk of generating taxable income.

     TOBs were created to increase the supply of high-quality, short-term tax-exempt obligations, and, thus, they are of particular interest to the Money Market Fund. However, any of the Funds may purchase these instruments.

WHEN-ISSUED AND FORWARD
COMMITMENT AGREEMENTS

     The Funds may engage in securities transactions on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

     When purchasing securities on a when-issued or forward commitment basis, each Fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Although a Fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may nevertheless sell the securities before the settlement date if deemed advisable as a matter of investment strategy.

     In purchasing securities on a when-issued or forward commitment basis, a Fund will establish and maintain until the settlement date a segregated account consisting of cash, U.S. government securities, or other high-quality liquid debt securities in an amount sufficient to meet the purchase price. When the time comes to pay for when-issued securities, the Fund will meet its obligations with available cash, through sales of securities, or, although it would not normally expect to do so, through the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

     The Funds may sell a security and at the same time make a commitment to purchase the same security at a future date and specified price. Conversely, the Funds may purchase a security and at the same time make a commitment to sell the same security at a future date and specified price. These types of transactions are executed simultaneously in what are known as "dollar-roll" or "cash-and-carry" transactions. For example, a broker-dealer may seek to purchase a particular security that the Funds own. The Funds will sell that security to the broker-dealer and simultaneously enter into a forward commitment agreement to buy it back at a future date. This type of transaction generates income for the Funds if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

     As an operating policy, each Fund will not commit greater than 50% of its total assets to when-issued or forward commitment agreements. If fluctuations in the value of securities held cause more than 50% of a Fund's total assets to be committed under when-issued or forward commitment agreements, the Manager need not sell such agreements, but it will be restricted from entering into further agreements on behalf of the Fund until the percentage of assets committed to such agreements is below 50% of total assets.

MUNICIPAL LEASE OBLIGATIONS

     Each Fund may invest in municipal lease obligations. These obligations, which may take the form of a lease, an installment purchase, or a conditional sale contract, are issued by state and local governments and authorities to acquire land and a wide variety of equipment and facilities. Generally, the Funds will not hold such obligations directly as a lessor of the property but will purchase a participation interest in a municipal lease obligation from a bank or other third party.

     Municipal leases frequently carry risks distinct from those associated with general obligation or revenue bonds. State constitutions and statutes set forth requirements that states and municipalities must meet to incur debt. These may include voter referenda, interest rate limits, or public sale requirements. Leases, installment purchases, or conditional sale contracts (which normally provide for title to the leased asset to pass to the government issuer) have evolved as a way for government issuers to acquire property and equipment without meeting constitutional and statutory requirements for the issuance of debt.

     Many leases and contracts include nonappropriation clauses providing that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the appropriate legislative body on a yearly or other periodic basis. Municipal lease obligations also may be subject to abatement risk. For example, construction delays or destruction of a facility as a result of an uninsurable disaster that prevents occupancy could result in all or a portion of a lease payment not being made.

INVERSE FLOATERS (VARIABLE-PRICE FUNDS)

     An inverse floater is a type of derivative that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on an inverse floater goes down, and vice versa. Generally this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

     Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

     In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

     (a) Floater holders receive interest based on rates set at a Dutch Auction, which is typically held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.

     (b) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

     Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on such inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

     Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount of corresponding floaters. The underlying security may then be held or sold. However, typically there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

     Floater holders subject to a Dutch Auction procedure generally do not have the right to "put back" their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures; during which time, interest on the floater is capped at a predetermined rate.

     The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

RESTRICTED SECURITIES

     The Funds may buy securities that are subject to restrictions on resale. These securities will be deemed illiquid unless (a) the Board of Trustees establishes guidelines for determining the liquidity of restricted securities and (b) the securities (on a case by case basis) are determined to be liquid in accordance with Board-approved guidelines.

SHORT-TERM INVESTMENTS (VARIABLE-PRICE FUNDS)

     Under certain circumstances, the Variable-Price Funds may invest in short-term municipal or U.S. government securities, including money market instruments (short-term securities). Except as otherwise required for temporary defensive purposes, the Manager does not expect these Funds' investments in short-term securities to exceed 35% of total assets. If a Fund invests in U.S. government securities, a portion of dividends paid to shareholders will be taxable at the federal level, and may be taxable at the state level, as ordinary income. The Manager intends to minimize such investments, however, and may allow the Funds to hold cash to avoid generating taxable dividends when suitable short-term municipal securities are unavailable.

     Pursuant to an exemptive order that the Manager received from the Securities and Exchange Commission (SEC), for liquidity purposes each Variable-Price Fund may invest up to 5% of its total assets in shares of a money market fund advised by the Manager, provided that the investment is consistent with the Fund's investment policies and restrictions.

CONCENTRATION OF ASSETS IN OBLIGATIONS ISSUED TO FINANCE SIMILAR PROJECTS OR FACILITIES

     From time to time, a significant portion of a Fund's assets may be invested in municipal obligations related to the extent that economic, business, or political developments affecting one of these obligations could affect the other obligations in a similar manner. For example, if a Fund invested a significant portion of its assets in utility bonds and a state or federal government agency or legislative body promulgated or enacted new environmental protection requirements for utility providers, projects financed by utility bonds that a Fund holds could suffer as a class. Additional financing might be required to comply with the new environmental requirements, and outstanding debt might be downgraded in the interim. Among other factors that could negatively affect bonds issued to finance similar types of projects are state and federal legislation regarding financing for municipal projects, pending court decisions relating to the validity of or the means of financing municipal projects, material or manpower shortages, and declining demand for the projects or facilities financed by the municipal bonds.

FUTURES AND OPTIONS (VARIABLE-PRICE FUNDS)

     Each Variable-Price Fund may enter into futures contracts, options, or options on futures contracts. Some futures and options strategies, such as selling futures, buying puts, and writing calls, hedge a Fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts, and buying calls, tend to increase market exposure. The Funds do not use futures and options transactions for speculative purposes.

     Although other techniques may be used to control a Fund's exposure to market fluctuations, the use of futures contracts can be a more effective means of hedging this exposure. While a Fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

     FUTURES CONTRACTS provide for the sale by one party and purchase by another party of a specific security at a specified future time and price. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency. The Funds may engage in futures and options transactions based on securities indexes, such as the Bond Buyer Index of Municipal Bonds, that are consistent with the Funds' investment objectives. The Funds may also engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes.

     Bond Buyer Municipal Bond Index futures contracts differ from traditional futures contracts in that when delivery takes place, no bonds change hands. Instead, these contracts settle in cash at the spot market value of the Municipal Bond Index. Although other types of futures contracts, by their terms, call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

     To initiate and maintain an open position in a futures contract, a Fund would be required to make a good-faith margin deposit in cash or government securities with a broker or custodian. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums.

     Once a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, the contract holder is required to pay additional "variation" margin. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to or from the broker for as long as the contract remains open and do not constitute margin transactions for purposes of the Funds' investment restrictions.

     RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS. Futures and options prices can be volatile, and trading in these markets involves certain risks. If the Manager applies a hedge at an inappropriate time or judges interest rate trends incorrectly, futures and options strategies may lower a Fund's return. A Fund could also suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if it were unable to close out its position because of an illiquid secondary market.

     Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it might not be possible to close a futures position when the Manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund would be required to continue making daily cash payments to maintain its required margin. If the Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the Manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments underlying the futures contracts it holds. The Manager will seek to minimize these risks by limiting the contracts it enters into on behalf of the Funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

     A Fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments or if securities underlying futures contracts purchased by the Fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which the Fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. The Fund could also lose margin payments it has deposited with a margin broker if, for example, the broker becomes bankrupt.

     Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

     OPTIONS ON FUTURES. By purchasing an option on a futures contract, a Fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed "strike" price. A Fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the Fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a Fund to make margin payments unless the option is exercised.

     Although they do not currently intend to do so, the Funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the Funds would give up some ability to participate in a price increase on the underlying security. If a Fund engages in options transactions, it would own the futures contract at the time a call was written and would keep the contract open until the obligation to deliver it pursuant to the call expired.

     RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS. Each Variable-Price Fund may enter into futures contracts, options, or options on futures contracts, provided that such obligations represent no more than 20% of the Fund's net assets. Under the Commodity Exchange Act, a fund may enter into futures and options transaction (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for other than hedging purposes, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's net assets. To the extent required by law, each Fund will set aside cash and appropriate liquid assets in a segregated account to cover its obligations related to futures contracts and options.

     The Funds intend to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the Funds' investments in such instruments.

OTHER INVESTMENT COMPANIES

     Each Fund may invest in securities issued by open and closed-end investment companies advised by the Manager which are consistent with its investment objective and policies. Under the 1940 Act, the Fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company, (b) 5% of the Fund's net assets with respect to any one investment company and (c) 10% of the Fund's net assets in the aggregate. Such purchases will be made in the open market where no commissions or profit to a sponsor or dealer results from the purchase other that the customary brokers' commission. As a shareholder of another investment company, a Fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each Fund bears directly in connection with its own operations.

INVESTMENT RESTRICTIONS

     The Funds' investment restrictions set forth below are fundamental and may not be changed without approval of a majority of the votes of shareholders of each Fund, as determined in accordance with the Investment Company Act of 1940.

     THE MONEY MARKET FUND,  INTERMEDIATE-TERM  FUND AND THE LONG-TERM  FUND MAY
     NOT:

(1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would own more than 10% of the outstanding voting securities of that issuer.

(2) Act as an underwriter of securities issued by others, except to the extent that the purchase of municipal securities, or other permitted investments, directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with the Fund's investment policies and techniques may be deemed to be an underwriting.

(3) Make loans to others, except in accordance with the Fund's investment objective and policies.

(4) Purchase any equity securities in any companies, including warrants, or bonds with warrants attached, or any preferred stocks, convertible bonds, or convertible debentures.

(5) Invest in securities that are not readily marketable or the disposition of which is restricted under federal securities laws (collectively, illiquid securities) if, as a result, more than 10% of the Fund's net assets would be invested in illiquid securities.

(6) Purchase or retain securities of any issuer if, to the knowledge of the Fund's management, those officers and Trustees of the Trust and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities. However, such restrictions shall not apply to holdings of the issuers of industrial development bonds.

(7) Acquire securities for the purpose of exercising control over management of the issuer.

(8) Purchase any security if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activity in the same industry. However, this limitation does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or to municipal securities of any type.

     THE MONEY MARKET FUND MAY NOT:

(1) Borrow money in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the Fund may not mortgage, pledge, or hypothecate in excess of 331/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding.

(2) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of municipal securities and other debt securities secured by real estate or interests therein.

(3)  Engage in any short-selling operations.

(4) Engage in margin transactions or in transactions involving puts, calls, straddles, or spreads, except that it may purchase and hold securities with rights to put securities to the seller or "standby commitments" in accordance with its investment techniques.

(5) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except to the extent that notes evidencing temporary borrowings or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(6) Acquire or retain the securities of any other investment company, except in connection with a merger, consolidation, acquisition, or reorganization.

     THE INTERMEDIATE-TERM FUND AND THE LONG-TERM FUND EACH MAY NOT:

(1) Borrow money in excess of 33 1/3% of the market value of its total assets, and then only from a bank and as a temporary measure to satisfy redemption requests for extraordinary or emergency purposes, and provided that immediately after any such borrowing there is an asset coverage of at least 300 per centum for all such borrowings. To secure any such borrowing, the Fund may not mortgage, pledge, or hypothecate in excess of 33 1/3% of the value of its total assets. The Fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding (the deposit of assets in escrow in connection with the writing of covered put and call options and collateral arrangements with respect to initial or variation margin deposits for futures contracts will not be deemed a pledge of the Fund's assets).

(2) Purchase, sell, or invest in real estate, commodities, commodity contracts, foreign exchange, or interests in oil, gas, or other mineral exploration or development programs, provided that this limitation shall not prohibit the purchase of municipal securities and other debt securities secured by real estate or interests therein, and shall not prohibit the Fund from purchasing, selling, or entering into options on securities or indexes of securities, futures contracts, options on futures contracts, or any other interest rate hedging instrument, subject to the Fund's compliance with applicable provisions of the federal securities or commodities laws.

(3) Engage in any short-selling operations, except that the Fund may purchase, sell, or enter into short positions in options on securities or indexes of securities, futures contracts, options on futures contracts, and any other interest rate hedging instrument as may be permitted under the federal securities or commodities laws.

(4) Engage in margin transactions, except that it may purchase, sell, or enter into positions in options on securities or indexes of securities, futures contracts, options on futures contracts, and other interest rate hedging instruments, and may make margin deposits in connection therewith, and may purchase and hold securities with rights to put securities to the seller (standby commitments) in accordance with its investment techniques.

(5) Issue or sell any class of senior security as defined in the Investment Company Act of 1940 except to the extent that transactions in options, futures, options on futures, other interest rate hedging instruments, notes evidencing temporary borrowings, or the purchase of securities on a when-issued or delayed-delivery basis might be deemed such.

(6) Acquire or retain the securities of any other investment company, except that the Fund may, for temporary purposes, purchase shares of the Money Market Fund, subject to such restrictions as may be imposed by (i) the Investment Company Act of 1940 and rules thereunder or (ii) any state in which shares of the Fund are registered, and may acquire shares of any investment company in connection with a merger, consolidation, acquisition, or reorganization.

     THE LIMITED-TERM FUND MAY NOT:

1) With respect to 75% of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund's total assets would be invested in securities of that issuer, or
     (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

2)   Issue senior securities, except as permitted under the 1940 Act.

3) Borrow money, except that the Fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33-1/3% of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings).

4) Lend any security or make any other loan if, as a result, more than 33-1/3% of the Fund's total assets would be lent to other parties, except, (a) through the purchase of a portion of an issue of debt securities in accordance with its investment objective, policies and limitations, or (b) by engaging in repurchase agreements with respect to portfolio securities.

5) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investment in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

6) Purchase any securities which would cause 25% or more of the value of the Fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of their authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments, (b) wholly-owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents, (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry, and (d) personal credit and business credit businesses will be considered separate industries.

7) Act as underwriter of securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities.

8) Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments.

9)   Invest for purposes of exercising control over management.

     The Funds are also subject to the following restrictions that are not fundamental and may therefore be changed by the Board of Trustees without shareholder approval.

     THE MONEY MARKET FUND,  INTERMEDIATE-TERM  FUND AND THE LONG-TERM  FUND MAY
     NOT:

(a) Purchase any security if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers that at the time of purchase had been in operation for less than three years, except obligations issued or guaranteed by the U.S. government or its agencies, and municipal securities (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer); provided, however, that for the purpose of this limitation, industrial development bonds issued by nongovernmental users shall not be deemed municipal securities.

(b) Enter into when-issued or forward commitment transaction that settle in more than 120 days.

     THE LIMITED-TERM FUNDS MAY NOT:

a) Lend assets other than securities to other parties, except by (a) lending money (up to 5% of the Fund's net assets) to a registered investment company or portfolio for which its investment advisor or an affiliate serves as investment advisor or (b) acquiring loans, loan participation, or other forms of direct debt instruments and in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)

b) Purchase or sell futures contracts or call options. This limitation does not apply to options attached to, or acquired or traded together with, their underlying securities, and does not apply to securities that incorporate features similar to options or futures contracts.

c) Purchase any security or enter into a repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

d) Except in connection with a merger, consolidation, acquisition, or reorganization, invest in the securities of other investment companies, including investment companies advised by the Manager, if, immediately after such purchase or acquisition, more than 10% of the value of the Fund's total assets would be invested in such securities.

e) Invest in securities of an issuer that, together with any predecessor, has been in operation for less than three years if, as a result, more than 5% of the total assets of the Fund would then be invested in such securities.

f) Purchase warrants, valued at the lower of cost or market, in excess of 10% of the Fund's net assets. Included in that amount but not to exceed 2% of net assets, are warrants whose underlying securities are not traded on principal domestic or foreign exchanges. Warrants acquired by the Fund in units or attached to securities are not subject to these restrictions.

g) Invest in oil, gas or other mineral exploration or development programs or leases.

h) Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transaction in futures contracts and options are not deemed to constitute selling securities short.

i) Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

j) Purchase the securities of any issuer if, to the knowledge of the Fund's management, those officers and directors of the Fund and of its investment advisor, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own more than 5% of such issuer's securities.

     Unless otherwise indicated, with the exception of the percentage limitation on borrowing, percentage limitations included in the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in the Fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

     For purposes of the Funds' investment restrictions, the party identified as the "issuer" of a municipal security depends on the form and conditions of the security. When the assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed the sole issuer. Similarly, in the case of an IDB, if the bond is backed only by the assets and revenues of a nongovernmental user, the nongovernmental user would be deemed the sole issuer. If the creating government or some other entity guarantees the security, the guarantee would be considered a separate security and would be treated as an issue of the guaranteeing entity.

PORTFOLIO TRANSACTIONS

     Each Fund's assets are invested by the Manager in a manner consistent with the Fund's investment objectives, policies, and restrictions, and with any instructions the Board of Trustees may issue from time to time. Within this framework, the Manager is responsible for making all determinations as to the purchase and sale of portfolio securities and for taking all steps necessary to implement securities transactions on behalf of the Funds.

     In placing orders for the purchase and sale of portfolio securities, the Manager will use its best efforts to obtain the best possible price and execution and will otherwise place orders with broker-dealers subject to and in accordance with any instructions the Board of Trustees may issue from time to time. The Manager will select broker-dealers to execute portfolio transactions on behalf of the Funds solely on the basis of best price and execution.

     The portfolio turnover rates for each of the Variable-Price Funds appear in the Financial Highlights appearing in the Prospectuses. Because a higher turnover rate increases transaction costs and may increase taxable capital gains, the Manager carefully weighs the potential benefits of short-term investing against these considerations.


VALUATION OF PORTFOLIO SECURITIES

     Each Fund's net asset value per share ("NAV") is calculated as of the close of business of the New York Stock Exchange (the "Exchange") usually at 3:00 p.m. Central time each day the Exchange is open for business. The Exchange has designated the following holiday closings for 1997: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas (observed). Although the Funds expect the same holiday schedule to be observed in the future, the Exchange may modify its holiday schedule at any time.

     Each Fund's share price is calculated by adding the value of all portfolio securities and other assets, deducting liabilities, and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

     MONEY MARKET FUND. Securities held by the Money Market Fund are valued at amortized cost. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation, it generally disregards the effect of fluctuating interest rates on an instrument's market value. Consequently, the instrument's amortized cost value may be higher or lower than its market value, and this discrepancy may be reflected in the Fund's yield. During periods of declining interest rates, for example, the daily yield on Fund shares computed as described above may be higher than that of a fund with identical investments priced at market value. The converse would apply in a period of rising interest rates.

     The amortized cost valuation method is permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Under the Rule, a fund holding itself out as a money market fund must adhere to certain quality and maturity criteria which are described in the Prospectus. As an operating policy, the Money Market Fund maintains a dollar-weighted average maturity of 60 days or less.

     The Board of Trustees has established procedures designed to stabilize the Money Market Fund's NAV at $1.00 per share to the extent reasonably possible. These procedures require the Trust's Chief Financial Officer to notify the Trustees immediately if, at any time, the Money Market Fund's weighted average maturity exceeds 60 days, or its NAV, as determined by using available market quotations, deviates from its amortized cost per share by .25% or more. If such deviation exceeds .40%, a meeting of the Board of Trustees' audit committee will be called to consider what actions, if any, should be taken. If such deviation exceeds .50%, the Trust's Chief Financial Officer is instructed to adjust daily dividend distributions immediately to the extent necessary to reduce the deviation to .50% or lower and to call a meeting of the Board of Trustees to consider further action.

     Actions the Board of Trustees may consider under these circumstances include, but are not limited to: (a) selling portfolio securities prior to maturity, (b) withholding dividends or distributions from capital, (c) authorizing a one-time dividend adjustment, (d) discounting share purchases and initiating redemptions in kind, or (e) valuing portfolio securities at market for purposes of calculating NAV.

     VARIABLE-PRICE FUNDS. Most securities held by the Variable-Price Funds are priced by an independent pricing service, provided that such prices are believed by the Manager to reflect the fair market value of portfolio securities. Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the Manager under the general supervision of the Board of Trustees. There are a number of pricing services available, and the Manager, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.

     Securities not priced by a pricing service are valued at the mean between the most recently quoted bid and asked prices provided by broker-dealers. The municipal bond market is typically a "dealer market"; that is, dealers buy and sell bonds for their own accounts rather than for customers. As a result, the spread, or difference between bid and asked prices, for certain municipal bonds may differ substantially among broker-dealers.

     Securities maturing within 60 days of the valuation date may be valued at amortized cost, which is plus or minus any amortized discount or premium, unless the Trustees determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair market value using methods approved by the Board of Trustees.

PERFORMANCE

     The Funds may quote performance in various ways. Historical performance information will be used in advertising and sales literature and is not indicative of future results. The Funds' share price, yield, and return will vary with changing market conditions.

     For the MONEY MARKET FUND, yield quotations are based on the change in the value of a hypothetical investment (excluding realized gains and losses from the sale of securities and unrealized appreciation and depreciation of securities) over a seven-day period (base period) and stated as a percentage of the investment at the start of the base period (base-period return). The base-period return is then annualized by multiplying it by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

     Calculations of effective yield begin with the same base-period return used to calculate yield, but the return is then annualized to reflect weekly compounding according to the following formula:

     Effective Yield = [(Base-Period Return + 1)365/7] - 1

     For the seven-day period ended November 30, 1996, the Money Market Fund's yield was 2.96%, and its effective yield was 3.01 %.

     For the VARIABLE-PRICE FUNDS, yield quotations are based on the investment income per share earned during a given 30-day period, less expenses accrued during the period (net investment income), and are computed by dividing a Fund's net investment income by its share price on the last day of the period, according to the following formula:

     YIELD = 2 [(a - b + 1)6 - 1]
                ------
                  cd

where a = dividends and interest earned during the period, b = expenses accrued for the period (net of reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

     For the 30-day period ended Novermber 30, 1996, the Intermediate-Term Fund's yield was 4.08%, and the Long-Term Fund's yield was 4.70%. For the 30-day period ended October 31, 1996, the Limited-Term Fund's yield was 3.69%

     Total returns quoted in advertising and sales literature reflect all aspects of a Fund's return, including the effect of reinvesting dividends and capital gain distributions and any change in the Fund's NAV during the period.

     Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a Fund over a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual total return of 7.18%, which is the steady annual rate that would result in 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that a Fund's performance is not constant over time but changes from year-to-year and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.

     The Limited-Term Fund's average annual total returns for the one-year and life-of-fund period ended October 31, 1996 are 4.26% and 4.23%, respectively. The inception date of the Limited-Term Fund is March 1, 1993.

     The remaining Funds' average annual total returns for the one-year, five-year, ten-year and life-of-fund periods ended November 30, 1996, are indicated in the following table.


Fund                       One Year     Five Year     Ten Year   Life of Fund*
-----------------------------------------------------------------------------
Money Market Fund            3.00%        2.62%         3.80%        ____%
Intermediate-Term Fund       4.93%        6.51%         6.48%        ____%
Long-Term Fund               4.62%        7.94%         6.82%        ____%
-----------------------------------------------------------------------------
*Commencement of Operations July 31, 1984.

     In addition to average annual total returns, each Fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return. Performance information may be quoted numerically or in a table, graph, or similar illustration.

     Each Fund may also quote tax-equivalent yields, which show the taxable yields an investor would have to earn before taxes to equal the Fund's tax-free yields. As a prospective investor in the Funds, you should determine whether your tax-equivalent yield is likely to be higher with a taxable or with a tax-exempt Fund. To determine this, you may use the formula depicted below.

     You can calculate your tax-equivalent yield for a Fund (taking into account only federal income taxes and not any applicable state taxes) using the following equation:

                Fund's Tax-Free Yield           Your Tax-
                ---------------------          Equivalent
              100%  - Federal Tax Rate   =       Yield


     The Funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indexes of market performance. This may include comparisons with funds that, unlike American Century funds, are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note, and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated tax-free municipal securities (source:
Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper Analytical Services, Inc. or Morningstar, Inc.; mutual fund rankings published in major nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills, and Inflation; major indexes of stock market performance; and indexes and historical data supplied by major securities brokerage or investment advisory firms. The Funds may also utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance.

     The Funds' shares are sold without a sales charge (or "load"). No-load funds offer an advantage to investors when compared to load funds with comparable investment objectives and strategies.

TAXES

FEDERAL INCOME TAX

     Each Fund intends to qualify annually as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). By so qualifying, the Funds will not incur federal or state income taxes on its net investment income and on net realized capital gains to the extent distributed as dividends to shareholders.

     It is intended that each Fund's assets will be sufficiently invested in municipal securities to qualify to pay "exempt-interest dividends" (as defined in the Code) to shareholders. A Fund's dividends payable from net tax-exempt interest earned from municipal securities will qualify as exempt-interest dividends if, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of municipal securities. Exempt-interest dividends distributed to shareholders are not included in shareholders' gross income for purposes of the regular federal income tax. The percentage of income that is tax-exempt is applied uniformly to all distributions made during each calendar year. This percentage may differ from the actual percentage of tax-exempt income received during any particular month.

     Each Fund will determine periodically which distributions will be designated as exempt-interest dividends. If a Fund earns income which is not eligible to be designated as exempt-interest dividends, the Fund, nonetheless, intends to distribute such income.

     Such distributions will be subject to federal, state, and local taxes, as applicable, in the hands of shareholders.

     Distributions of net investment income received by a Fund from investment in debt securities other than municipal securities and any net realized short-term capital gains distributed by the Fund will be taxable to shareholders as ordinary income. Because the Funds' investment income is derived from interest rather than dividends, no portion of such distributions is eligible for the dividends-received deduction available to corporations.

     The timing of your investment could have undesirable tax consequences. If you open an account or buy shares for your account before the day a dividend or distribution is declared, you may receive a portion of your investment back as taxable income if that dividend or distribution is not an exempt-interest dividend.

     Under the Code, any distribution from a fund's net realized long-term capital gains is taxable to shareholders as a long-term capital gain, regardless of the length of time shares have been held.

     As of May 31, 1996, the Intermediate-Term Fund and Long-Term Fund had capital loss carryovers of $420,126 and $427,920, respectively. No future capital gain distributions will be made by either Fund until the loss carryover has been offset or has expired. For the Intermediate-Term Fund, the capital loss carryovers of $382,614 and $37,512 expire May 31, 2003 and May 31, 2004, respectively. For the Long-Term Fund, the capital loss carryovers of $330,926 and $96,994 expire May 31, 2003 and May 31, 2004, respectively.

     The Funds intend to comply with tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of a Fund's gross income for each fiscal year. Gains on some futures contracts and options are included in this 30% calculation, which may limit the investments in such instruments.

     Upon the sale or exchange of a Fund's shares, a shareholder generally will realize a taxable gain or loss depending upon his/her basis in the shares. Such gain or loss will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and will be long-term if the shareholder's holding period for the shares is more than one year and, generally, will otherwise be short-term.

     Any loss realized from a disposition of Fund shares held for six months or less will be disallowed to the extent that dividends from the Fund have been designated as exempt-interest dividends. Any loss realized on a sale or exchange of Fund shares also will be disallowed to the extent that the shares disposed of are replaced (including replacement through reinvesting of dividends and capital gain distributions in the Fund) within a period of 61 days beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss.

     Interest on certain types of industrial development bonds is subject to federal income tax when received by "substantial users" or persons related to substantial users as defined in the Code. The term "substantial user" includes any "nonexempt person" who regularly uses in trade or business part of a facility financed from the proceeds of industrial development bonds. The Funds may invest periodically in industrial development bonds and, therefore, may not be appropriate investments for entities that are substantial users of facilities financed by industrial development bonds or "related persons" of substantial users. Generally, an individual will not be a related person of a substantial user under the Code unless he/she or his/her immediate family (spouse, brothers, sisters, and lineal descendants) owns directly or indirectly in aggregate more than 50% of the equity value of the substantial user.

     Opinions relating to the tax status of interest derived from individual municipal securities are rendered by bond counsel to the issuer. The Funds, the investment manager, and the Funds' counsel do not review the proceedings relating to the issuance of state or municipal securities on the basis of bond counsel opinions.

     From time to time, proposals have been introduced in Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on municipal securities, and similar proposals may be introduced in the future. If such a proposal were enacted, the availability of municipal securities for investment by the Funds and the Funds' NAVs would be adversely affected. Under these circumstances, the Board of Trustees would re-evaluate the Funds' investment objectives and policies and would consider either changes in the structure of the Trust or its dissolution.

     The information above is only a summary of some of the tax considerations affecting the Funds and their shareholders. No attempt has been made to discuss individual tax consequences. To determine whether a Fund is a suitable investment based on his or her situation, a prospective investor may wish to consult a tax advisor.

ALTERNATIVE MINIMUM TAX

     While the interest on bonds issued to finance essential state and local government operations is generally tax-exempt, interest on certain nonessential or private activity securities issued after August 7, 1986, while tax-exempt for regular federal income tax purposes, constitutes a tax-preference item for taxpayers in determining alternative minimum tax liability under the Code and income tax provisions of several states. The interest on private activity securities could subject a shareholder to, or increase liability under, the federal alternative minimum tax, depending on the shareholder's tax situation.

     All distributions derived from interest exempt from regular federal income tax may subject corporate shareholders to, or increase their liability under, the alternative minimum tax because these distributions are included in the corporation's adjusted current earnings.

     The Trust will inform shareholders annually as to the dollar amount of distributions derived from interest payments on private activity securities.

ABOUT THE TRUST

     American  Century  Municipal  Trust (the "Trust") is a registered  open-end management investment company that was organized as a Massachusetts business trust on May 1, 1984 (the Trust was formerly known as "Benham Municipal Trust" and "Benham National Tax-Free Trust"). Currently, there are nine series of the Trust. American Century-Benham Tax-Free Money Market Fund (formerly known as "Benham National Tax-Free Money Market Fund"), American Century-Benham Intermediate-Term Tax-Free Fund (formerly known as "Benham National Tax-Free Intermediate-Term Fund"), American Century-Benham Limited-Term Tax-Free Fund and American Century-Benham Long-Term Tax-Free Fund (formerly known as "Benham National Tax-Free Long-Term Fund") are described in this Statement of Additional Information. The Board of Trustees may create additional series from time to time.

     The Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest without par value, which may be issued in series (funds). Shares issued are fully paid and nonassessable and have no preemptive, conversion, or similar rights.

     Each series votes separately on matters affecting that series exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the Trust's (i.e., all series') outstanding shares may elect a Board of Trustees. The Trust instituted dollar-based voting, meaning that the number of votes you are entitled to is based upon the dollar amount of your investment. The election of Trustees is determined by the votes received from all Trust shareholders without regard to whether a majority of shareholders of any one series voted in favor of a particular nominee or all nominees as a group. Each shareholder has equal rights to dividends and distributions declared by the Fund and to the net assets of such Fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the Fund. Shares of each series have equal voting rights, although each series votes separately on matters affecting that series exclusively.

     Shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for its obligations. However, the Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. The Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust. The Declaration of Trust provides that the Trust will, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. The Declaration of Trust further provides that the Trust may maintain appropriate insurance (for example, fidelity, bonding, and errors and omissions insurance) for the protection of the Trust, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss as a result of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Trust itself is unable to meet its obligations.

     CUSTODIAN BANK: Chase Manhattan Bank, 4 Chase Metrotech Center, Brooklyn, New York 11245 and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64106 serve as custodians of the Trust's assets. Services provided by the custodian banks include (a) settling portfolio purchases and sales, (b) reporting failed trades, (c) identifying and collecting portfolio income, and (d) providing safekeeping of securities. The custodian takes no part in determining the Funds' investment policies or in determining which securities are sold or purchased by the Fund.

     INDEPENDENT AUDITORS: KPMG Peat Marwick LLP, 1000 Walnut, Suite 1600, Kansas City, Missouri 64106, serve as the Trust's independent auditors and provides services including the audit of the annual financial statements.

TRUSTEES AND OFFICERS

     The Trust's activities are overseen by a Board of Trustees, including six independent Trustees. The individuals listed below whose names are marked by an asterisk (*) are "interested persons" of the Trust (as defined in the Investment Company Act of 1940) by virtue of, among other considerations, their affiliation with either the Trust; the Trust's investment advisor, Benham Management Corporation or American Century Investment Management, Inc. with respect to the Limited-Term Fund; the Trust's agent for transfer and administrative services, American Century Services Corporation (ACS); the Trust's distribution agent, American Century Investment Services, Inc. (ACIS); their parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; or other funds advised by the Manager. Each Trustee listed below serves as Trustee or Director of other funds advised by the Manager. Unless otherwise noted, a date in parentheses indicates the date the Trustee or officer began his or her service in a particular capacity. The Trustees' and officers' address, with the exception of Mr. Stowers III and Ms. Roepke, is 1665 Charleston Road, Mountain View, California 94043. The address of Mr. Stowers III and Ms. Ropeke is 4500 Main Street, Kansas City, Missouri 64111.

TRUSTEES

     *JAMES M. BENHAM, Chairman of the Board of Trustees (1985), President and Chief Executive Officer (1996). Mr. Benham is also President and Chairman of the Board of the Manager (1971), and a member of the Board of Governors of the Investment Company Institute (1988). Mr. Benham has been in the securities business since 1963, and he frequently comments through the media on economic conditions, investment strategies, and the securities markets.

     ALBERT A. EISENSTAT, independent Trustee (1995). Mr. Eisenstat is an independent Director of each of Commercial Metals Co. (1982), Sungard Data Systems (1991) and Business Objects S/A (1994). Previously, he served as Vice President of Corporate Development and Corporate Secretary of Apple Computer and served on its Board of Directors (1985 to 1993).

     RONALD J. GILSON, independent Trustee (1995); Charles J. Meyers Professor of Law and Business at Stanford Law School (1979) and the Mark and Eva Stern Professor of Law and Business at Columbia University School of Law (1992); counsel to Marron, Reid & Sheehy (a San Francisco law firm, 1984).

     MYRON S. SCHOLES, independent Trustee (1985). Mr. Scholes is a principal of Long-Term Capital Management (1993). He is also Frank E. Buck Professor of Finance at the Stanford Graduate School of Business (1983) and a Director of Dimensional Fund Advisors (1982) and the Smith Breeden Family of Funds (1992). From August 1991 to June 1993, Mr. Scholes was a Managing Director of Salomon Brothers Inc. (securities brokerage).

     KENNETH E. SCOTT, independent Trustee (1985). Mr. Scott is Ralph M. Parsons Professor of Law and Business at Stanford Law School (1972) and a Director of RCM Capital Funds, Inc. (1994).

     ISAAC STEIN, independent Trustee (1992). Mr. Stein is former Chairman of the Board (1990 to 1992) and Chief Executive Officer (1991 to 1992) of Esprit de Corp. (clothing manufacturer). He is a member of the Board of Raychem Corporation (electrical equipment, 1993), President of Waverley Associates, Inc. (private investment firm, 1983), and a Director of ALZA Corporation (pharmaceuticals, 1987). He is also a Trustee of Stanford University (1994) and Chairman of Stanford Health Services (hospital, 1994).

     *JAMES E. STOWERS III, Trustee (1995). Mr Stowers III is President, Chief Executive Officer and Director of ACC, ACS and ACIS.

     JEANNE D. WOHLERS, independent Trustee (1985). Ms. Wohlers is a private investor and an independent Director and Partner of Windy Hill Productions, LP. Previously, she served as Vice President and Chief Financial Officer of Sybase, Inc. (software company, 1988 to 1992).

OFFICERS

     *JAMES M. BENHAM, President and Chief Executive Officer (1996).

     *WILLIAM  M.  LYONS,  Executive  Vice  President  (1996);   Executive  Vice
President, Chief Operating Officer, General Counsel and Secretary of the Manager, ACS, and ACIS.

     *DOUGLAS A. PAUL, Secretary (1988), Vice President (1990), and General Counsel (1990); Secretary and Vice President of the funds advised by the Manager.

     *C. JEAN WADE, Controller (1996).

     *MARYANNE ROEPKE, CPA, Chief Financial Officer and Treasurer (1995); Vice President and Assistant Treasurer of ACS.

     For the fiscal year ended, October 31, 1996 the table below indicates the amounts that the Limited-Term Fund paid its Directors as an investment portfolio in American Century Mutual Funds, Inc., (the "corporation") registered investment company.

                                     Aggregate         Total Compensation from
                                   Compensation         the American Century
     Director                  from the corporation1      Family of Funds2
================================================================================
     Thomas A. Brown                $40,880.74                $45,000
     Robert W. Doering, MD.          38,046.00                 41,500
     Linsley L. Lundgaard            41,179.13                 45,000
     Donald H. Pratt                 39,388.80                 43,333
     Lloyd T. Silver Jr.             39,388.80                 43,300
     M. Jeannine Strandjord          39,388.80                 42,500
     John M. Urie3                   41,179.13                 37,167
     Del Hock3                           0                      7,500
================================================================================

1 Includes compensation actually paid by American Century Mutual Funds, Inc. during the fiscal year ended October 31, 1996.

2 Includes compensation paid by the fifteen investment company members of the American Century family of funds for the calendar year ended December 31, 1996.

3 Del Hock replaced Jack Urie as an independent director effective October 31, 1996.

     The table on the next page summarizes the compensation that the Trustees of the Funds (with the exception of the Limited-Term Fund) received for the Funds' fiscal year ended May 31, 1996, as well as the compensation received for serving as a Director or Trustee of all other funds advised by Benham Management Corporation.

     As of February 28, 1997, the Trust's Officer's and Trustees, as a group, owned less than 1% of each Fund's total shares outstanding.



TRUSTEE COMPENSATION FOR THE FISCAL YEAR ENDED MAY 31, 1996

                             Aggregate             Pension or Retirement            Estimated             Total Compensation
     Name of               Compensation           Benefits Accrued As Part       Annual Benefits          From Fund and Fund
     Trustee*             From The Fund               of Fund Expenses           Upon Retirement      Complex** Paid to Trustees
--------------------------------------------------------------------------------------------------------------------------------
Albert Eisenstat        $ 78 (Money Market)            Not Applicable            Not Applicable                 $47,750
                          56 (Intermediate-Term)
                          47 (Long-Term)

Ronald J. Gilson        $473 (Money Market)            Not Applicable            Not Applicable                 $97,333
                         432 (Intermediate-Term)
                         412 (Long-Term)

Myron S. Scholes        $479 (Money Market)            Not Applicable            Not Applicable                 $69,750
                         435 (Intermediate-Term)
                         414 (Long-Term)

Kenneth E. Scott        $543 (Money Market)            Not Applicable            Not Applicable                 $78,273
                         480 (Intermediate-Term)
                         452 (Long-Term)

Ezra Solomon            $575 (Money Market)            Not Applicable            Not Applicable                 $68,499
                         458 (Intermediate-Term)
                         414 (Long-Term)

Isaac Stein             $486 (Money Market)            Not Applicable            Not Applicable                 $71,500
                         441 (Intermediate-Term)
                         420 (Long-Term)

Jeanne D. Wohlers       $504 (Money Market)            Not Applicable            Not Applicable                 $73,750
                         453 (Intermediate-Term)
                         429 (Long-Term)
--------------------------------------------------------------------------------------------------------------------------------
*    Interested Trustees receive no compensation for their services as such.
**   American Century family of funds includes nearly 70 no-load mutual funds.


INVESTMENT ADVISORY SERVICES

     Each Fund with the exception of the Limited-Term Fund has an investment advisory agreement with Benham Management Corporation dated June 1, 1995, that was approved by shareholders on May 31, 1995. The Limited-Term Fund has an investment management agreement with American Century Investment Management Inc., (ACIM) dated ______, 1997.

     Benham Management Corporation is a California corporation and became a wholly owned subsidiary of ACC on June 1, 1995. Benham Management Corporation has served as investment advisor to the Funds with the exception of the Limited-Term Fund since each Fund's inception. ACC is a holding company that owns all of the stock of the operating companies that provide the investment management, transfer agency, shareholder service, and other services for the American Century funds. James E. Stowers, Jr., controls ACC by virtue of his ownership of a majority of its common stock. Benham Management Corporation has been a registered investment advisor since 1971.

     Each Fund's agreement with the Manager continues for an initial period of two years and thereafter from year to year provided that, after the initial two year period, it is approved at least annually by vote of a majority of the Fund's shareholders or by vote of a majority of the Funds' Trustees, including a majority of those Trustees who are neither parties to the agreement nor interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval.

     Each investment agreement is terminable on sixty days' written notice, either by the Fund or by the Manager, to the other party, and terminates automatically in the event of its assignment.

     Pursuant to the investment agreements, the Manage provides the Funds with investment advice and portfolio management services in accordance with each Fund's investment objectives, policies, and restrictions. The Manager determines what securities will be purchased and sold by the Funds and assist the Trust's officers in carrying out decisions made by the Board of Trustees.

     For these services, each Fund (with the exception of the Limited-Term Fund) pays the Manager a monthly investment advisory fee based on a percentage of the Trust's average daily net assets to the following investment advisory fee schedule:

     .50% of the first $100 million;
     .45% of the next $100 million;
     .40% of the next $100 million;
     .35% of the next $100 million;
     .30% of the next $100 million;
     .25% of the next $1 billion;
     .24% of the next $1 billion;
     .23% of the next $1 billion;
     .22% of the next $1 billion;
     .21% of the next $1 billion;
     .20% of the next $1 billion; and
     .19% of average daily net assets over $6.5 billion.

     The Manager of the Limited-Term Fund pays all the Fund's expenses except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.

         For the services provided to the Limited-Term Fund, the Manager receives an annual fee which is computed at 0.55% of average net assets of the Fund. The rate at which this fee is assessed is determined annually in a two-step process: First, a fee rate schedule is applied to the assets of all of the bond funds managed by the Manager (the "Investment Category Fee"). Second, a separate fee rate schedule is applied to the assets of all of the mutual funds managed by the Manager (the "Complex Fee"). The Investment Category Fee and the Complex Fee are then added to determine the annual fee payable by the Limited-Term Fund to the Manager. For the current fiscal year, the Investment Category Fee is 0.25% of average net assets of the Limited-Term Fund. The
Complex Fee is 0.30% of the average net assets of the Limited-Term Fund. The computation of these fees is described below.

Calculation of the Investment Category Fee

     The Investment Category Fee is calculated based the following schedule:

         Investment Category Fee Schedule  (Limited-Term Fund)
       Investment Category Assets Under Management     Fee Rate
                    First $1 billion                   0.3100%
                    Next $1 billion                    0.2580%
                    Next $3 billion                    0.2280%
                    Next $5 billion                    0.2080%
                    Next $15 billion                   0.1950%
                    Next $25 billion                   0.1930%
                    Assets greater than $50 billion    0.1925%

     The calculation of the Investment Category Fee is based on applying the schedule above to the assets of the funds managed by the Manager within its Investment Category. There are three Investment Categories: Bond Funds, Equity Funds and Money Market Funds. The funds included within an Investment Category are all of the open-end investment companies managed by the Manager and distributed by American Century Investment Services, Inc. Private label funds and non-investment company clients are excluded from the asset base for calculation of the fees for the funds.

     To calculate a particular  fund's fee, the fund's  Investment  Category Fee schedule is applied to the total assets within the Investment Category. The fund's fee is its pro rata share of the resulting fee.


Calculation of the Complex Fee

         The Complex Fee is calculated based on the following schedule:

          Complex Assets Under Management              Fee Rate

               First $2.5 billion                      0.3100%
               Next $7.5 billion                       0.3000%
               Next $15.0 billion                      0.2985%
               Next $25.0 billion                      0.2970%
               Next $50.0 billion                      0.2960%
               Next $100.0 billion                     0.2950%
               Next $100.0 billion                     0.2940%
               Next $200.0 billion                     0.2930%
               Next $250.0 billion                     0.2920%
               Next $500.0 billion                     0.2910%
               Assets greater than $1,250.0 billion    0.2900%

     The calculation of the Investment Category Fee is based on applying the schedule above to the assets of all of the funds managed by the Manager in the three Fund Type categories. To calculate a particular fund's Complex Fee, the Complex Fee schedule is applied to the total complex assets. The fund's fee is its pro rata share of the resulting fee.

     On the first business day of each month, the Limited-Term Fund pays a management fee to the Manager for the previous month at the specified annual rate. The fee for the previous month is calculated by multiplying the applicable fee for the Limited-Term Fund by the aggregate average daily closing value of the Fund's net assets during the previous month by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

     Investment advisory fees paid by each of the remaining Funds in the Trust to the Manager for the fiscal periods ended May 31, 1996, 1995, and 1994 are indicated in the following table.

Fee amounts are net of amounts reimbursed or recouped as described under the section titled "Expense Limitation Agreement."

                Investment Advisory Fees (net of reimbursements)
-----------------------------------------------------------------------------
                              Fiscal            Fiscal            Fiscal
Fund                           1996              1995              1994
-----------------------------------------------------------------------------
Money Market Fund            $331,599          $367,683          $397,311
Intermediate-Term Fund        262,048           234,926           275,656
Long-Term Fund                197,247           165,409           218,160
-----------------------------------------------------------------------------

TRANSFER AND ADMINISTRATIVE SERVICES

     American Century Services Corporation, 4500 Main Street, Kansas City, Missouri, 64111, (ACS) acts as transfer, administrative services and dividend paying agent for the Funds. ACS provides facilities, equipment and personnel to the Funds and is paid for such services by the Funds with the exception of the Limited-Term Fund. For the Limited-Term Fund, the Manager pays for such services. For administrative services, each Fund (except the Limited-Term Fund) pays ACS a monthly fee equal to its pro rata share of the dollar amount derived from applying the average daily net assets of all of the Funds advised by the Manager to the following administrative fee rate schedule:

Group Assets                     Administrative Fee Rate
-----------------------------------------------------------------------------
up to $4.5 billion                         .11%
up to $6 billion                           .10
up to $9 billion                           .09
over $9 billion                            .08
-----------------------------------------------------------------------------

     For transfer agent services, each Fund (except the Limited-Term Fund) pays ACS a monthly fee of $1.3958 for each shareholder account maintained and $1.35 for each shareholder transaction executed during the month.

     Administrative service and transfer agent fees paid by each Fund (except for the Limited-Term Fund) for the fiscal years ended May 31, 1996, 1995, and 1994, are indicated in the following tables. Fee amounts are net of reimbursements as described under the section titled "Expense Limitation Agreement."

                              Administrative Fees
-----------------------------------------------------------------------------
                              Fiscal            Fiscal            Fiscal
Fund                           1996              1995              1994
-----------------------------------------------------------------------------
Money Market Fund             $88,675          $103,791          $104,485
Intermediate-Term Fund         61,997            65,398            73,292
Long-Term Fund                 49,774            49,352            59,711
-----------------------------------------------------------------------------
                              Transfer Agent Fees
-----------------------------------------------------------------------------
                              Fiscal            Fiscal            Fiscal
Fund                           1996              1995              1994
-----------------------------------------------------------------------------
Money Market Fund             $66,117           $65,409           $79,424
Intermediate-Term Fund         45,624            51,377            54,899
Long-Term Fund                 41,782            43,687            46,314
-----------------------------------------------------------------------------

DISTRIBUTION OF FUND SHARES

     The Funds' shares are distributed by American Century Investment Services, Inc. (the "Distributor"), a registered broker-dealer and an affiliate of the Manager. The Manager pays all expenses for promoting and distributing the Funds' shares offered by this Prospectus. The Funds do not pay any commissions or other fees to the Distributor or to any other broker-dealers or financial intermediaries in connection with the distribution of Fund shares.

DIRECT FUND EXPENSES

     Each Fund (with the exception of the Limited-Term Fund) pays certain operating expenses that are not assumed by the Manager or ACS. These include fees and expenses of the independent Trustees; custodian, audit, tax preparation and pricing fees; fees of outside counsel and counsel employed directly by the Trust; costs of printing and mailing prospectuses, statements of additional information, proxy statements, notices, confirmations, and reports to shareholders; fees for registering the Fund's shares under federal and state securities laws; brokerage fees and commissions; trade association dues; costs of fidelity and liability insurance policies covering the Fund; costs for incoming WATS lines maintained to receive and handle shareholder inquiries; and organizational costs. The Manager pays all expenses of the Limited-Term Fund except brokerage, taxes, interest, fees and expenses of the non-interested person Trustees (including counsel fees) and extraordinary expenses.

EXPENSE LIMITATION AGREEMENT

     The Manager may recover amounts (representing expenses in excess of the contractual limit) reimbursed to the Funds with the exception of the Limited-Term Fund during the preceding 11 months if, and to the extent that, for any given month, a Funds' expenses were less than the lower of the contractual or voluntary expense limit in effect at that time. The expense limit is subject to annual renewal. The Manager has agreed to limit each Fund's expenses to a specified percentage of average daily net assets until May 31, 1997, as listed below.

                                  1997                      1996
Fund                          Expense Limit             Expense Limit
-----------------------------------------------------------------------------
Money Market Fund                 .67%                      .64%
Intermediate-Term Fund            .67%                      .69%
Long-Term Fund                    .67%                      .69%
-----------------------------------------------------------------------------

     Net expense limitations/recoupments for the fiscal years ended May 31, 1996, 1995, and 1994 are indicated in the table that follows.

                     Net Expense Limitations (Recoupments)
-----------------------------------------------------------------------------
                              Fiscal            Fiscal            Fiscal
Fund                           1996              1995              1994
-----------------------------------------------------------------------------
Money Market
Fund                          $76,481           $88,328           $93,387

Intermediate-
Term Fund                      23,199           69,263            68,582

Long-Term Fund                 31,698           64,101            62,290
-----------------------------------------------------------------------------

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     The Funds' shares are continuously offered at net asset value. Share certificates are issued (without charge) only when requested in writing. Certificates are not issued for fractional shares. Dividend and voting rights are not affected by the issuance of certificates.

     American Century may reject or limit the amount of an investment to prevent any one shareholder or affiliated group from controlling the Trust or one of its series; to avoid jeopardizing a series' tax status; or whenever, in the Manager's opinion, such rejection is in the Trust's or a series' best interest.

     As of February 28, 1997, to the knowledge of the Trust, the shareholders listed in the chart below were record holders of 5% or more of the outstanding shares of the individual Funds.

FUND                                        MONEY MARKET FUND
-----------------------------------------------------------------------------
                                            Ellen Haebler Skove
Shareholder Name and                        48 Card Sound Road
Address                                     Key Largo, FL 33037
-----------------------------------------------------------------------------
# of Shares Held                            4,813,318
-----------------------------------------------------------------------------
% of Total Shares
Outstanding                                 5.5%
-----------------------------------------------------------------------------

FUND                                        INTERMEDIATE-TERM FUND
-----------------------------------------------------------------------------
                                            Charles Schwab & Co.
Shareholder Name and                        101 Montgomery Street
Address                                     San Francisco, CA 94101
-----------------------------------------------------------------------------
# of Shares Held                            737,838
-----------------------------------------------------------------------------
% of Total Shares
Outstanding                                 12.9%
-----------------------------------------------------------------------------

FUND                                        LONG-TERM FUND
-----------------------------------------------------------------------------
                                            Charles Schwab & Co.
Shareholder Name and                        101 Montgomery Street
Address                                     San Francisco, CA 94101
-----------------------------------------------------------------------------
# of Shares Held                            730,055
-----------------------------------------------------------------------------
% of Total Shares
Outstanding                                 15.5%

     ACS charges neither fees nor commissions on the purchase and sale of Fund shares. However, ACS may charge fees for special services requested by a shareholder or necessitated by acts or omissions of a shareholder. For example, ACS may charge a fee for processing dishonored investment checks or stop-payment requests. See the Investor Services Guide for more information.

     Pursuant to Rule 18f-1 under the Investment Company Act of 1940, the Trust has elected to pay in cash all requests for redemption by any shareholder of record, limited in amount with respect to each shareholder during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund in which shares are held at the beginning of such period. This election is irrevocable without the prior approval of the Securities and Exchange Commission. With respect to redemption requests in excess of the above limit, it is the intention of the Trust to make payments in cash, although the Trustees reserve the right to make payments in whole or in part in securities under emergency circumstances or when payment in cash would impair the liquidity of a Fund to the detriment of shareholders. In this event, the securities would be valued in the same manner applied in valuing the Funds' assets for purposes of calculating NAV. An investor may incur brokerage costs upon the sale of such securities.


OTHER INFORMATION

     For further information, refer to registration statements and exhibits on file with the SEC in Washington, DC. These documents are available upon payment of a reproduction fee. Statements in the Prospectus and in this Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

MUNICIPAL SECURITIES RATINGS

     Securities rating descriptions provided under this heading are excerpted from publications of Moody's Investors Service, Inc. and Standard & Poor's Corporation.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
MUNICIPAL BOND RATINGS:

     Aaa: Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa: Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group, they constitute what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make long-term risks appear somewhat larger than in Aaa securities.

     A: Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa: Bonds that are rated "Baa" are considered medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Ba: Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times in the future. Uncertainty of position characterizes bonds in this class.

     B: Bonds that are rated "B" generally lack characteristics of a desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be limited.

     Caa: Bonds that are rated "Caa" are of poor standing. Such issues may be in default, or there may be elements of danger present with respect to principal or interest.

     Ca: Bonds that are rated "Ca" represent obligations that are speculative to a high degree. Such issues are often in default or have other marked shortcomings.

     C: Bonds that are rated "C" are the lowest-rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

     Note: Moody's may apply the numerical modifier "1" for municipally backed bonds and modifiers "1," "2," and "3" for corporate-backed municipal bonds. The modifier "1" indicates that the security ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking, and the modifier "3" indicates that the issue ranks in the lower end of its generic rating category.

DESCRIPTION  OF  MOODY'S  INVESTORS   SERVICE,   INC.'S  RATINGS  OF  NOTES  AND
VARIABLE-RATE DEMAND OBLIGATIONS:

     Moody's  ratings  for  state  and  municipal  short-term   obligations  are
designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable-rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than on fixed maturity dates and payments relying on external liquidity.

     MIG 1/VMIG 1: This designation denotes best quality. There is strong protection present through established cash flows, superior liquidity support, or demonstrated broad-based access to the market for refinancing.

     MIG 2/VMIG 2: This denotes high quality. Margins of protection are ample, although not as large as in the preceding group.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
TAX-EXEMPT COMMERCIAL PAPER RATINGS:

     Moody's commercial paper ratings are opinions of the ability of issuers to punctually repay those promissory obligations that have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Funds may invest.

     PRIME 1: Issuers rated "Prime 1" (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

     PRIME 2: Issuers rated "Prime 2" (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

     AAA: Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in a small degree.

     A: Debt rated "A" has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

     BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

SPECULATIVE

     BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     BB: Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

     B: Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

     CCC: Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

     CC: The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" debt rating.

     C: The "C" rating is typically applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

     CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

     D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

     SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

     SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF STANDARD & POOR'S CORPORATION'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL PAPER:

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Funds may invest are as follows:

     A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus (+) designation.

     A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."



P.O. Box 419200
Kansas City, Missouri
64141-6200

Person-to-person assistance:
1-800-345-2021 or 816-531-5575

Automated Information Line:
1-800-345-8765

Telecommunications Device for the Deaf:
1-800-634-4113 or 816-753-1865

Fax: 816-340-7962

Internet: www.americancentury.com

                            [american century logo]
                                    American
                                  Century(sm)

9701           [recycled logo]
SH-BKT-6748       Recycled

AMERICAN CENTURY MUNICIPAL TRUST


1933 Act Post-Effective Amendment No. 19
1940 Act Amendment No. 20
--------------------------------------------------------------------------------

PART C            OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) FINANCIAL STATEMENTS. Audited financial statements for each series of the American Century Municipal Trust, with the exception of American Century - Limited-Term Tax-Free Fund, for the fiscal year ended May 31, 1996, are filed herein as included in the Trust's Statement of Additional Information by reference to the Annual Report dated May 31, 1996, filed on July 25, 1996 (Accession # 0000746458-96-000011).

(b)         EXHIBITS.

        (1) a) Amended Declaration of Trust dated May 31, 1995, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 16 filed on July 28, 1995.

            b) Amendment to the Declaration of Trust dated October 21, 1996 is included herein.

        (2) Amended and Restated Bylaws dated May 17, 1995 are incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17 filed on June 28, 1996 (Accession # 0000746458-96-000009).

        (3) Not applicable.

        (4) a) Specimen copy of American Century - Benham Tax-Free Money Market Fund, American Century - Benham Intermediate-Term Tax-Free Fund and American Century - Benham Long-Term Tax-Free Fund share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 10.

            b) Specimen copy of American Century - Benham Florida Municipal Money Market Fund's share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 15.

            c) Specimen copy of American Century - Benham Florida
            Intermediate-Term Municipal Fund's share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 15.

            d) Specimen copy of American Century - Benham Arizona
            Intermediate-Term Municipal Fund's share certificate is incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 15.

            e) Specimen copy American Century - Benham Limited-Term Tax-Free Fund's share certificate is to be filed by amendment.


        (5) a) Investment Advisory Agreement between American Century Municipal Trust on behalf of all of its series, except American Century - Benham Limited-Term Tax-Free Fund, and Benham Management Corporation dated June 1, 1995, is incorporated herein by reference to Exhibit 5 of Post-Effective Amendment No. 17 filed on June 28, 1996 (Accession # 746458-96-000009).

            b) Investment Management Agreement between American Century - Benham Limited-Term Tax-Free Fund and American Century Investment Management, Inc., dated -----, 1997 is to be filed by amendment.

        (6) Distribution Agreement between American Century Municipal Trust and American Century Investment Services, Inc. dated as of September 3, 1996, is incorporated herein by reference to Exhibit 6 of Post-Effective Amendment No. 30 to the Registration Statement of the Benham Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (7) Not applicable.

        (8) Custodian Agreement between American Century Municipal Trust and The Chase Manhattan Bank dated August 9, 1996 is incorporated herein by reference to Exhibit 8 to Post Effective Amendment No. 31 of American Century Government Income Trust filed on February 7, 1997 (Accession # 773674-97-000002).

        (9) Administrative Services and Transfer Agency Agreement between American Century Municipal Trust and American Century Services, Corporation dated as of September 3, 1996,. is incorporated herein by reference to Exhibit 9 of Post-Effective Amendment No. 30 to the Registration Statement of the American Century Government Income Trust filed on November 25, 1996 (Accession # 773674-96-000009).

        (10)Opinion and consent of counsel as to the legality of the securities being registered, dated July 17, 1996 is incorporated herein by reference to Rule 24f-2 Notice filed on July 17, 1996 (Accession # 0000746458-96-000010).

        (11)Consent of KPMG Peat Marwick, independent auditors, is to be filed by amendment.

        (12)Not applicable.

        (13)Not applicable.

        (14)Not applicable.

        (15)Not applicable.

        (16)Schedule for computation of each performance quotation provided in response to Item 22 is incorporated herein by reference to Exhibit 16 of Post-Effective Amendment No. 18 filed on September 3, 1996 (Accession # 0000746458-96-000013).

        (17)Power of Attorney dated March 4, 1996 is incorporated herein by reference to Exhibit 17 of Post-Effective Amendment No. 17 filed on June 28, 1996 (Accession # 0000746458-96-000009).


Item 25. Persons Controlled by or Under Control with Registrant.

Not applicable.


Item 26. Number of Holders of Securities.

As of January 31, 1997, each operating series of the Registrant had the following number of record shareholders:

American Century - Benham Tax-Free Money Market Fund                2,133
American Century - Benham Intermediate-Term Tax-Free Fund           1,611
American Century - Benham Long-Term Tax-Free Fund                   1,372
American Century - Benham Florida Municipal Money Market Fund       1,209
American Century - Benham Florida Intermediate-Term Municipal Fund    335
American Century - Benham Arizona Intermediate-Term Municipal Fund    653


Item 27. Indemnification.

As stated in Article VII, Section 3 of the Declaration of Trust, incorporated herein by reference to Exhibit 1 to the Registration Statement, "The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase insurance for and to provide by resolution or in the Bylaws for indemnification out of Trust assets for liability and for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit, or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust. The provisions, including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution adopted by the Board of Trustees."

Registrant hereby incorporates by reference, as though set forth fully herein,
Article VI of the Registrant's Bylaws, amended on May 17, 1995, incorporated herein by reference to Exhibit 2 of Post-Effective Amendment No. 17 filed on June 28, 1996 (Accession # 0000746458-96-000009).


Item 28. Business and Other Connections of Investment Advisor.

Benham Management Corporation, the investment advisor to each of the Registrant's Funds, with the exception of American Century - Benham Limited-Term Tax-Free Fund, provides investment advisory services for various collective investment vehicles and institutional clients and serves as investment advisor to a number of open-end investment companies. American Century Investment Management, Inc., the investment advisor to American Century - Benham Limited-Term Tax-Free Fund, is engaged in the business of managing investments for deferred compensation plans and other institutional investors.


Item 29. Principal Underwriters.

The Registrant's distribution agent, American Century Investment Services, Inc., is distribution agent to American Century Capital Preservation Fund, Inc., American Century Capital Preservation Fund II, Inc., American Century California Tax-Free and Municipal Funds, American Century Government Income Trust, American Century Municipal Trust, American Century Target Maturities Trust, American Century Quantitative Equity Funds, American Century International Bond Funds, American Century Investment Trust, American Century Manager Funds, TCI Portfolios, Inc., American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Premium Reserves, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. The information required with respect to each director, officer or partner of American Century Investment Services, Inc. is incorporated herein by reference to American Century Investment Services, Inc. Form B-D filed on November 21, 1985 (SEC File No. 8-35220; Firm CRD No. 17437).


Item 30. Location of Accounts and Records.

Benham Management Corporation, the investment advisor to each of the Registrant's Funds, with the exception of American Century - Benham Limited-Term Tax-Free Fund, maintains its principal office at 1665 Charleston Road, Mountain View, CA 94043. The Registrant and its agent for transfer and administrative services, American Century Services Corporation, maintain their principal office at 4500 Main St., Kansas City, MO 64111. American Century Services Corporation maintains physical possession of each account, book, or other document, and shareholder records as required by ss.31(a) of the 1940 Act and rules thereunder. The computer and data base for shareholder records are located at Central Computer Facility, 401 North Broad Street, Sixth Floor, Philadelphia, PA 19108.


Item 31. Management Services.

Not applicable.


Item 32. Undertakings.

a) Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest report to shareholders, upon request and without charge.

b) Registrant hereby undertakes to file, with respect to American Century - Benham Limited-Term Tax-Free Fund, a post-effective amendment using financial statements which need not be certified within four to six months from the commencement of operations.

c) Registrant hereby undertakes to call a meeting of shareholders of the Trust upon written request of shareholders owning at least one-tenth of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 19/Amendment No. 20 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Mountain View, and State of California, on the 12th day of March, 1997.

                           AMERICAN CENTURY MUNICIPAL TRUST


                           By: /s/ Douglas A. Paul
                               Douglas A. Paul
                               Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 19/Amendment No. 20 has been signed below by the following persons in the capacities and on the dates indicated.

                                                                          Date
*                                    Chairman of the Board of Trustees,   March 12, 1997
---------------------------------    President, and
James M. Benham                      Chief Executive Officer

*                                    Trustee                              March 12, 1997
---------------------------------
Albert A. Eisenstat

*                                    Trustee                              March 12, 1997
---------------------------------
Ronald J. Gilson

*                                    Trustee                              March 12, 1997
---------------------------------
Myron S. Scholes

*                                    Trustee                              March 12, 1997
---------------------------------
Kenneth E. Scott

*                                    Trustee                              March 12, 1997
---------------------------------
Isaac Stein

*                                    Trustee                              March 12, 1997
---------------------------------
James E. Stowers III

*                                    Trustee                              March 12, 1997
---------------------------------
Jeanne D. Wohlers

*                                    Chief Financial Officer, Treasurer   March 12, 1997
---------------------------------
Maryanne Roepke

/s/ Douglas A. Paul
*by Douglas A. Paul, Attorney in Fact (pursuant to a Power of Attorney dated March 4, 1996).